Quarterly Holdings Report
for
Strategic Advisers® Tax-Sensitive Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2023
TSS-NPRT3-0423
1.9885906.105
Municipal Bonds - 51.7%
	Principal Amount (a)	Value ($)
Alabama - 1.8%
Alabama State Corrections Institution Fin. Auth. Series 2022 A, 5% 7/1/23	7,750,000	7,790,010
Birmingham Arpt. Auth. Series 2020:
5% 7/1/24 (Build America Mutual Assurance Insured)	325,000	331,829
5% 7/1/25 (Build America Mutual Assurance Insured)	325,000	337,578
Black Belt Energy Gas District:
(Proj. No. 4) Series 2019 A, 4% 6/1/23	1,750,000	1,750,208
(Proj. No. 6) Series 2021 B:
4% 12/1/23	1,250,000	1,247,873
4% 12/1/24	1,250,000	1,245,212
(Proj. No.7) Series 2021 C1:
4% 12/1/24	3,000,000	2,988,508
4% 12/1/25	4,000,000	3,984,788
Bonds:
(Proj. No.7):
Series 2021 C1, 4%, tender 12/1/26 (b)	11,350,000	11,289,334
Series 2021 C2, SIFMA Municipal Swap Index + 0.350% 3.77%, tender 12/1/26 (b)(c)	2,350,000	2,261,172
Series 2018 A, 4%, tender 12/1/23 (b)	1,800,000	1,801,658
Series 2019 A, 4%, tender 12/1/25 (b)	3,050,000	3,052,083
Series 2022 D2, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.400% 4.449%, tender 6/1/27 (b)(c)	5,000,000	4,974,485
Series 2021 A:
4% 6/1/23	400,000	399,880
4% 12/1/23	435,000	434,545
Series 2021 C1, 4% 12/1/23	790,000	788,886
Series 2022 C:
5.25% 12/1/23	525,000	528,760
5.25% 6/1/24	735,000	743,193
Series 2022 C1:
5.25% 12/1/24	2,025,000	2,054,638
5.25% 6/1/25	695,000	708,164
5.25% 12/1/25	1,125,000	1,151,579
5.25% 6/1/26	575,000	591,120
Series 2022 E:
5% 6/1/23	530,000	531,243
5% 6/1/24	1,790,000	1,810,443
5% 6/1/25	825,000	842,820
5% 6/1/26	1,140,000	1,177,017
Chatom Indl. Dev. Board Gulf Opportunity Zone Series 2020, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	1,350,000	1,357,882
Health Care Auth. for Baptist Health:
Series 2006 B, 4.3%, tender 3/3/23 (b)	1,225,000	1,225,000
Series 2023 A:
5% 11/15/24 (d)	1,385,000	1,414,384
5% 11/15/25 (d)	1,290,000	1,335,346
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/23	20,000	20,000
5% 3/1/24	25,000	25,403
5% 3/1/25	100,000	103,434
Series 2016 B:
5% 3/1/23	405,000	405,000
5% 3/1/24	45,000	45,726
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (b)	600,000	566,105
Southeast Alabama Gas Supply District Bonds:
(Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	4,850,000	4,852,592
Series 2018 A, 4%, tender 4/1/24 (b)	4,000,000	3,998,149
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 1) Series 2021 A, 4% 10/1/23	425,000	424,254
(Proj. No. 2) Series 2021 B1:
4% 6/1/23	1,500,000	1,499,845
4% 6/1/24	1,090,000	1,088,809
4% 6/1/25	300,000	299,202
Univ. of South Alabama Univ. Rev. Series 2021, 4% 4/1/26	500,000	508,594
TOTAL ALABAMA		73,986,751
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
3% 12/1/23	450,000	448,465
3% 6/1/24	400,000	397,916
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	520,000	498,678
Alaska Int'l. Arpts. Revs.:
Series 2016 C, 5% 10/1/23 (e)	425,000	427,877
Series 2021 C:
5% 10/1/23 (e)	2,675,000	2,693,110
5% 10/1/25 (e)	1,980,000	2,031,861
Alaska Muni. Bond Bank Series 2023 TWO:
5% 12/1/24 (e)	460,000	469,715
5% 12/1/25 (e)	485,000	500,711
5% 12/1/26 (e)	510,000	533,267
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A:
4% 6/1/23	1,000,000	1,001,050
5% 6/1/24	1,600,000	1,627,335
5% 6/1/25	715,000	736,515
5% 6/1/26	1,000,000	1,044,276
TOTAL ALASKA		12,410,776
Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/24 (Escrowed to Maturity)	195,000	200,809
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/23	20,000	20,232
5% 12/1/24	45,000	46,204
5% 12/1/26	110,000	112,986
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2020 A, 5% 2/1/26	750,000	789,171
Bullhead City Excise Taxes Series 2021 2, 0.75% 7/1/25	325,000	299,173
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(e)	1,200,000	1,240,983
Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	5,225,000	5,189,230
Series 2007, 2.7%, tender 8/14/23 (b)(e)	8,820,000	8,764,698
Series 2019, 5%, tender 6/3/24 (b)(e)	29,280,000	29,434,607
Coconino County Poll. Cont. Corp. Rev. Bonds:
Series 2017 A, 1.875%, tender 3/31/23 (b)(e)	1,145,000	1,143,136
Series 2017 B, 1.65%, tender 3/31/23 (b)	1,020,000	1,018,232
Glendale Union School District 205 Series A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	225,000	230,348
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	225,000	234,222
Maricopa County Indl. Dev. Auth. Series 2019 A, 5% 9/1/23	365,000	367,847
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	725,000	762,642
Series C, 5%, tender 10/18/24 (b)	105,000	107,603
Series 2016 A:
4% 1/1/24	115,000	115,653
5% 1/1/25	105,000	108,050
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D, 5% 7/1/25	1,100,000	1,146,345
Maricopa County Unified School District #41 Gilbert Series 2022 B, 5% 7/1/25	3,740,000	3,906,153
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (e)	1,020,000	1,035,307
Series 2017 D:
5% 7/1/24	490,000	501,196
5% 7/1/25	50,000	52,049
Series 2018, 5% 7/1/23 (e)	1,100,000	1,104,987
Series 2019 B, 5% 7/1/23 (e)	1,000,000	1,003,641
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2014 B, 5% 7/1/27	400,000	410,668
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 3.5%, tender 12/1/35 (b)(e)	21,675,000	21,646,950
Tucson Ctfs. of Prtn. Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	200,000	201,125
Yavapai County Indl. Dev. Auth.:
Series 2016, 5% 8/1/23	275,000	276,549
Series 2019, 5% 8/1/23	355,000	357,000
Yuma Pledged Rev. Series 2021:
4% 7/1/24	300,000	302,786
4% 7/1/25	505,000	514,230
TOTAL ARIZONA		82,644,812
Arkansas - 0.2%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2021, 1.25%, tender 12/1/23 (b)	5,000,000	4,908,427
Arkansas Dev. Fin. Auth. Pub. Safety Charges (Arkansas Division of Emergency Mgmt. Proj.) Series 2020, 5% 6/1/24	565,000	576,777
Batesville Pub. Facilities Board Series 2020, 5% 6/1/23	790,000	791,636
TOTAL ARKANSAS		6,276,840
California - 2.7%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	1,120,000	1,097,066
Series 2021 B, 0.280% x SIFMA Municipal Swap Index 3.7%, tender 4/1/24 (b)(c)	2,500,000	2,500,243
Series A, 2.95%, tender 4/1/26 (b)	110,000	107,837
Series B, 2.85%, tender 4/1/25 (b)	95,000	93,455
Burbank Glendale Pasadena Arpt. Auth. Rev. Series B, 5% 7/1/23 (e)	1,290,000	1,295,123
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Series 2023 C, 5% 10/1/26	625,000	634,993
California Gen. Oblig.:
Series 2015, 5% 3/1/23	310,000	310,000
Series 2021, 5% 12/1/23	2,000,000	2,027,662
California Health Facilities Fing. Auth. Rev.:
Bonds Series 2021 A, 3%, tender 8/15/25 (b)	2,665,000	2,658,807
Series 2015, 5% 11/15/23	200,000	202,576
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2020 A, 3.65%, tender 1/31/24 (b)(e)(f)	30,500,000	30,385,616
Series 2021 B1, 0.39%, tender 1/1/24 (b)	1,000,000	976,692
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 3.875%, tender 4/3/23 (b)(e)	3,800,000	3,797,540
Series 2021 B, 3.6%, tender 7/17/23 (b)(e)	3,500,000	3,491,641
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.7%, tender 12/1/23 (b)(e)	1,600,000	1,565,390
Series 2020, 3.5%, tender 3/1/23 (b)(e)	300,000	300,000
California Muni. Fin. Auth. Student Hsg. (CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	507,605
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2017 A1, 3.45%, tender 4/17/23 (b)(e)(f)	2,300,000	2,296,755
Series 2017 A2, 3.45%, tender 4/17/23 (b)(e)(f)	2,200,000	2,196,896
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/23	285,000	285,483
4% 10/15/24	380,000	380,109
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2021 B, 5% 5/1/24	1,095,000	1,119,633
Series 2022 C, 5% 8/1/23	670,000	675,378
Series 2014 B, 5% 10/1/25	350,000	360,646
California Statewide Cmntys. Dev. Auth. Series 2021, 4% 5/15/23	1,300,000	1,301,196
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
4.25%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	175,000	175,000
4.25%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	9,275,000	9,275,000
4.25%, tender 7/1/41 (Assured Guaranty Muni. Corp. Insured) (b)	4,525,000	4,525,000
Cathedral City Redev. Agcy. (Merged Redev. Proj.) Series 2021 C, 4% 8/1/23	225,000	225,353
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2015 A, 5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	2,000,000	2,086,086
Series A, 0% 6/1/24 (Escrowed to Maturity)	75,000	72,233
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (e)	1,475,000	1,499,176
Los Angeles Dept. Arpt. Rev.:
Series 2015 D, 5% 5/15/25 (e)	1,705,000	1,754,684
Series 2016 B, 5% 5/15/26 (e)	135,000	140,382
Series 2017 A, 5% 5/15/24 (e)	430,000	436,286
Series 2017 B, 5% 5/15/23 (e)	800,000	802,625
Series 2018 D, 5% 5/15/24 (e)	1,000,000	1,014,619
Series 2019 A, 5% 5/15/24 (e)	375,000	380,482
Series 2019 D, 5% 5/15/24 (e)	415,000	421,067
Series 2019 E, 4% 5/15/24	200,000	202,123
Series 2020 C, 5% 5/15/24 (e)	250,000	253,655
Series 2021 A, 5% 5/15/27 (e)	1,230,000	1,298,014
Series 2022 C:
5% 5/15/24 (e)	965,000	979,108
5% 5/15/25 (e)	455,000	466,511
5% 5/15/26 (e)	1,205,000	1,253,041
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 C, SIFMA Municipal Swap Index + 0.140% 3.56%, tender 5/21/24 (b)(c)	1,000,000	996,005
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	10,000	10,091
Port of Oakland Rev.:
Series 2017 D, 5% 11/1/24 (e)	100,000	102,326
Series 2017:
5% 11/1/23 (e)	395,000	398,899
5% 11/1/23 (Escrowed to Maturity) (e)	105,000	106,202
Series 2021 H:
5% 5/1/23 (e)	5,115,000	5,127,257
5% 5/1/23 (Escrowed to Maturity) (e)	400,000	401,185
5% 5/1/24 (e)	865,000	878,691
5% 5/1/24 (Escrowed to Maturity) (e)	65,000	66,380
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/23 (e)	545,000	546,984
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2013 A, 5% 5/1/23 (Escrowed to Maturity) (e)	705,000	707,029
Series 2016 A, 5% 5/1/23 (Escrowed to Maturity)	225,000	225,685
Series 2018 A, 5% 5/1/23 (Escrowed to Maturity) (e)	400,000	401,151
Series 2019 A, 5% 1/1/24 (e)	655,000	661,028
Series 2019 H:
5% 5/1/23 (e)	6,970,000	6,987,165
5% 5/1/25 (e)	680,000	696,115
Series 2022 A, 5% 5/1/26 (e)	2,000,000	2,075,559
Series 2023 A, 5% 5/1/25 (d)(e)	400,000	409,479
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (Escrowed to Maturity) (e)	1,400,000	1,400,000
Series 2017 B, 5% 3/1/23 (Escrowed to Maturity)	200,000	200,000
Series 2021 A, 5% 3/1/24 (e)	1,000,000	1,011,032
Series 2021 B, 5% 3/1/24	500,000	508,904
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (Assured Guaranty Muni. Corp. Insured)	30,000	30,642
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	250,000	233,865
Vernon Elec. Sys. Rev.:
Series 2021 A, 5% 4/1/23	1,500,000	1,501,126
Series 2022 A, 5% 8/1/23	575,000	577,340
Washington Township Health Care District Rev. Series A, 5% 7/1/23	200,000	200,893
West Contra Costa Unified School District Series 2004 C, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	238,289
Western Placer Unified School District Spl. Tax Series 2020, 2% 6/1/25	1,400,000	1,335,643
TOTAL CALIFORNIA		115,863,752
Colorado - 1.0%
Colorado Bridge Enterprise Rev. Series 2017, 4% 6/30/24 (e)	1,330,000	1,333,729
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
Series 2016 C:
5%, tender 11/15/23 (b)	7,145,000	7,212,126
5%, tender 11/15/23 (b)	2,570,000	2,597,899
Series 2018 B, 5%, tender 11/20/25 (b)	660,000	685,928
Series 2019 B:
5%, tender 8/1/25 (b)	300,000	307,245
5%, tender 8/1/26 (b)	340,000	351,615
Series 2022 A, 5% 11/1/26	400,000	419,294
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	130,000	130,125
Series 2019 H, 4.25% 11/1/49	65,000	65,094
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
5% 1/15/24	750,000	754,667
5% 1/15/25	650,000	659,524
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	300,000	304,704
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/23 (e)	250,000	250,246
Series 2013 B, 5% 11/15/24	250,000	253,054
Series 2016 A, 5% 11/15/23	300,000	303,529
Series 2017 A, 5% 11/15/23 (e)	3,300,000	3,329,398
Series 2018 A:
5% 12/1/23 (e)	250,000	252,366
5% 12/1/29 (e)	185,000	197,068
Series 2020 B1:
5% 11/15/23 (e)	935,000	943,330
5% 11/15/24 (e)	6,775,000	6,926,474
Series 2022 A:
5% 11/15/24 (e)	1,000,000	1,022,358
5% 11/15/25 (e)	1,485,000	1,532,891
Series 2022 C, 5% 11/15/26	800,000	855,993
Series 2022 D:
5% 11/15/24 (e)	4,000,000	4,089,431
5.25% 11/15/26 (e)	775,000	818,424
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	750,000	753,570
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2021 B, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 3.399%, tender 9/1/24 (b)(c)	3,250,000	3,226,060
Series 2020 A:
5% 9/1/23	275,000	277,281
5% 9/1/24	450,000	461,341
5% 9/1/25	300,000	313,343
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	2,500,000	2,433,392
Series 2021 C3A, 2%, tender 10/15/25 (b)	645,000	620,265
Vauxmont Metropolitan District Series 2019, 5% 12/15/23 (Assured Guaranty Muni. Corp. Insured)	120,000	121,383
TOTAL COLORADO		43,803,147
Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2013 A, 4.41% 3/1/25 (b)	510,000	506,293
Series 2014 D, 5% 6/15/23	1,590,000	1,598,409
Series 2015 A:
4% 3/15/23	250,000	250,076
5% 3/15/23	280,000	280,184
Series 2016 A, 5% 3/15/26	150,000	158,938
Series 2016 B, 5% 5/15/24	575,000	587,837
Series 2022 G:
5% 11/15/25	1,625,000	1,709,464
5% 11/15/26	1,000,000	1,074,352
Series A:
4% 1/15/25	3,500,000	3,554,717
5% 3/15/23	690,000	690,455
Series C, 4% 6/1/24	525,000	530,803
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 1.1%, tender 2/11/25 (b)	5,440,000	5,127,050
Series 2014 B, 1.8%, tender 7/1/24 (b)	545,000	526,744
Series 2015 A, 0.375%, tender 7/12/24 (b)	1,525,000	1,448,698
Series 2017 B, 0.55%, tender 7/3/23 (b)	6,050,000	5,976,892
Series 2017 C2, 2.8%, tender 2/3/26 (b)	4,175,000	4,127,731
Series X2, 0.25%, tender 2/9/24 (b)	11,565,000	11,145,920
Series 2013 N, 5% 7/1/24	100,000	100,690
Series 2014 A, 5% 7/1/27	390,000	399,013
Series 2019 A, 5% 7/1/26	260,000	267,405
Series 2020 K, 5% 7/1/23	250,000	251,258
Series 2022 M, 5% 7/1/26	200,000	207,400
Series L1:
4% 7/1/23	225,000	224,971
4% 7/1/25	600,000	597,993
Series N:
5% 7/1/23	830,000	830,289
5% 7/1/24	375,000	375,556
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series B, 5% 11/15/23 (e)	425,000	429,200
Series 2017 B, 5% 11/15/23 (e)	125,000	126,453
Connecticut Hsg. Fin. Auth.:
Series 2016 E2, 2.1% 11/15/23 (e)	1,000,000	987,914
Series 2021, 0.45% 11/15/25	700,000	642,800
Series A2:
0.35% 5/15/23 (e)	825,000	820,090
0.4% 11/15/23 (e)	300,000	293,910
Series C:
5% 5/15/23 (e)	205,000	205,534
5% 11/15/23 (e)	710,000	716,522
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A, 5% 8/1/23	1,370,000	1,380,260
Series 2021 C, 5% 1/1/25	190,000	196,271
Series 2022 B:
5% 1/1/24	10,000,000	10,149,493
5% 7/1/24	5,835,000	5,972,165
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	920,000	959,524
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	20,000	20,784
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	225,000	236,319
West Haven Gen. Oblig. Series 2021:
4% 9/15/23	290,000	290,938
4% 9/15/24	260,000	262,444
4% 9/15/25	255,000	258,681
4% 9/15/26	255,000	260,343
TOTAL CONNECTICUT		66,758,783
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	565,000	532,217
Delaware Trans. Auth. Grant Series 2020, 5% 9/1/23	1,400,000	1,412,649
TOTAL DELAWARE		1,944,866
Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2022, 5% 1/1/25	1,000,000	1,032,826
District Of Columbia - 1.0%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds:
(218 Vine St. Apts. Proj.) Series 2020, 0.3%, tender 7/1/23 (b)	5,000,000	4,926,716
(Park Southern Apts. Proj.) Series 2020, 0.7%, tender 6/1/23 (b)	9,000,000	8,910,709
(The Strand Residences Proj.) Series 2019, 2.5%, tender 2/1/39 (b)	1,000,000	993,844
District of Columbia Income Tax Rev. Series 2022 C, 5% 12/1/27	1,000,000	1,096,647
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/23 (e)	110,000	110,801
5% 10/1/26 (e)	160,000	162,913
Series 2017 A:
5% 10/1/24 (e)	115,000	117,336
5% 10/1/26 (e)	145,000	151,608
Series 2018 A, 5% 10/1/26 (e)	325,000	339,811
Series 2019 A:
5% 10/1/23 (e)	50,000	50,364
5% 10/1/25 (e)	155,000	159,713
Series 2020 A:
5% 10/1/23 (e)	925,000	931,740
5% 10/1/24 (e)	6,355,000	6,484,112
5% 10/1/25 (e)	530,000	546,115
Series 2021 A:
5% 10/1/23 (e)	9,750,000	9,821,041
5% 10/1/24 (e)	8,000,000	8,162,533
5% 10/1/26 (e)	920,000	961,928
TOTAL DISTRICT OF COLUMBIA		43,927,931
Florida - 2.0%
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/26	290,000	299,339
5% 4/1/28	325,000	343,754
Brevard County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/27	115,000	117,296
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/25 (e)	1,000,000	1,000,800
Series 2012 P1, 5% 10/1/23 (e)	235,000	235,216
Series 2013 A:
5% 10/1/23 (e)	600,000	604,165
5.25% 10/1/25 (e)	1,500,000	1,511,277
Series 2013 C, 5.25% 10/1/25	575,000	581,141
Series 2015 C, 5% 10/1/24 (e)	245,000	249,751
Series 2017, 5% 10/1/25 (e)	500,000	513,096
Series 2019 B, 5% 10/1/23 (e)	700,000	704,859
Series C, 5% 10/1/23 (e)	90,000	90,625
Broward County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/24	25,000	25,571
Cap. Trust Agcy. Hsg. Rev. Bonds (College Park Towers Apts. Proj.) Series 2021, 1.25%, tender 5/1/23 (b)	3,000,000	2,987,701
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	885,000	905,338
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25	515,000	527,193
Duval County School Board Ctfs. of Prtn. Series 2022 A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	3,500,000	3,579,974
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	5,335,000	5,547,567
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	2,500,000	2,491,840
Florida Board of Ed. Lottery Rev. Series 2014 A, 5% 7/1/24	200,000	201,168
Florida Dev. Fin. Corp. Edl. Facilities (Nova Southeastern Univ. Proj.) Series 2020 A:
5% 4/1/23	350,000	350,461
5% 4/1/24	360,000	366,460
5% 4/1/25	200,000	204,959
Florida Dev. Fin. Corp. Rev. Bonds (Brightline Florida Passenger Rail Expansion Proj.) Series 2021 A, 2.9%, tender 4/4/23 (b)(e)	5,625,000	5,618,971
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	350,000	366,684
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/23	55,000	55,388
5% 10/1/24	45,000	45,700
5% 10/1/25	40,000	40,880
5% 10/1/26	45,000	46,102
Florida Muni. Pwr. Agcy. Rev.:
Series 2016 A, 5% 10/1/24	475,000	487,817
Series 2021 A:
5% 10/1/23	400,000	404,111
5% 10/1/24	450,000	462,142
5% 10/1/25	500,000	521,711
5% 10/1/26	300,000	318,539
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A:
4% 10/1/24 (e)	1,040,000	1,047,055
5% 10/1/23 (e)	570,000	574,022
5% 10/1/23 (Escrowed to Maturity) (e)	40,000	40,317
5% 10/1/30 (Pre-Refunded to 10/1/25 @ 100) (e)	1,165,000	1,211,481
Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (e)	275,000	284,251
Series 2016:
5% 10/1/23 (e)	2,400,000	2,416,248
5% 10/1/24 (e)	285,000	290,395
Series 2017 A:
5% 10/1/25 (e)	30,000	30,786
5% 10/1/25 (Escrowed to Maturity) (e)	600,000	620,184
5% 10/1/26 (e)	10,000	10,398
5% 10/1/26 (Escrowed to Maturity) (e)	35,000	36,811
Series 2019 A, 5% 10/1/23 (e)	7,700,000	7,754,337
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	30,000	30,099
Hillsborough County Aviation Auth. Rev.:
Series 2013 A, 5.5% 10/1/24 (Pre-Refunded to 10/1/23 @ 100) (e)	685,000	693,954
Series 2015 A, 5% 10/1/44 (Pre-Refunded to 10/1/24 @ 100) (e)	4,000,000	4,084,973
Series 2022 A:
5% 10/1/23 (e)	110,000	110,808
5% 10/1/25 (e)	1,245,000	1,282,854
Series A:
5% 10/1/25 (Pre-Refunded to 10/1/23 @ 100) (e)	1,600,000	1,616,353
5% 10/1/26 (Pre-Refunded to 10/1/23 @ 100) (e)	580,000	585,928
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	230,000	238,221
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	160,000	161,571
5% 10/1/24	355,000	364,634
5% 10/1/25	275,000	287,636
5% 10/1/26	65,000	69,357
5% 10/1/27	55,000	59,882
Lee County Arpt. Rev.:
Series 2021 A:
5% 10/1/23 (e)	2,820,000	2,834,249
5% 10/1/24 (e)	745,000	755,668
5% 10/1/25 (e)	1,375,000	1,411,015
Series 2021 B:
5% 10/1/23 (e)	800,000	804,042
5% 10/1/24 (e)	1,250,000	1,267,900
5% 10/1/25 (e)	925,000	949,228
Manatee County School District Series 2017, 5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	30,000	30,866
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/23 (e)	5,375,000	5,379,949
5% 10/1/24 (e)	200,000	200,193
Series 2020 A:
5% 10/1/23	2,435,000	2,459,185
5% 10/1/25	1,255,000	1,309,812
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A, 5% 7/1/23	45,000	45,187
Series 2014 B, 5% 7/1/23	70,000	70,301
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2021 A:
5% 8/1/23	325,000	326,831
5% 8/1/24	600,000	610,713
5% 8/1/25	700,000	723,308
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. of Florida Proj.) Series 2018, 0.4%, tender 8/1/23 (b)(e)	1,250,000	1,227,157
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D, 5% 11/1/23	300,000	303,416
Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	265,000	274,966
North Sumter County Util. Dependent District Series 2021, 4% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	795,000	803,218
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (b)	750,000	716,230
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	1,450,000	1,372,743
Orlando Utils. Commission Util. Sys. Rev. Series 2013 A, 5% 10/1/24	250,000	257,175
Palm Beach County Edl. Facilities Auth. Series 2021, 4% 10/1/23	440,000	439,602
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	5,000	5,067
5% 12/1/24 (Escrowed to Maturity)	10,000	10,305
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/23	100,000	100,708
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	325,000	308,098
Seminole County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/23	120,000	120,695
Series 2016 C:
5% 7/1/25	20,000	20,843
5% 7/1/26	25,000	26,552
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
5% 7/1/23	90,000	90,402
5% 7/1/24	75,000	76,252
5% 7/1/25	100,000	103,189
5% 7/1/26	175,000	183,036
5% 7/1/27	150,000	158,786
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/23	590,000	595,698
5% 10/15/24	1,000,000	1,020,224
5% 10/15/25	1,000,000	1,033,259
5% 10/15/26	750,000	785,661
5% 10/15/27	165,000	175,526
TOTAL FLORIDA		85,097,406
Georgia - 2.5%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/24 (e)	1,295,000	1,307,447
Series 2020 B, 5% 7/1/24 (e)	1,400,000	1,421,921
Series 2022 B, 5% 7/1/23 (e)	1,000,000	1,003,806
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (b)	5,210,000	5,208,237
Series 2013, 2.875%, tender 8/19/25 (b)	1,865,000	1,798,860
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/25	100,000	104,282
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	2,375,000	2,367,323
Series 2008, 2.925%, tender 3/12/24 (b)	250,000	246,041
Series 2012, 2.875%, tender 8/19/25 (b)	2,000,000	1,929,072
Series 2013 1st, 2.925%, tender 3/12/24 (b)	990,000	974,322
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	100,000	98,500
Series 1995, 2.25%, tender 5/25/23 (b)	2,500,000	2,487,456
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys., Inc. Proj.) Series 2020 A, 5% 4/1/23	150,000	150,159
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	1,075,000	1,086,388
Gainesville & Hall County Hosp. Auth. Rev. Series 2021 A, 5% 2/15/25	675,000	687,987
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2020 A:
4% 11/1/23	2,780,000	2,785,204
4% 11/1/24	200,000	201,128
4% 11/1/25	800,000	810,900
5% 1/1/24	2,105,000	2,126,955
5% 1/1/24	1,250,000	1,263,038
5% 11/1/26	870,000	916,551
Series 2021 A:
5% 1/1/24	170,000	171,773
5% 1/1/24	190,000	191,982
Series 2023 A:
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	275,000	285,706
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	270,000	280,758
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	300,000	316,773
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	310,000	327,734
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series 2014 U, 5% 10/1/23	55,000	55,562
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (b)	14,750,000	14,780,438
Series 2018 B, 1 month U.S. LIBOR + 0.750% 3.677%, tender 3/4/23 (b)(c)	22,200,000	22,233,993
Series 2018 C, 4%, tender 12/1/23 (b)	3,155,000	3,163,221
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 3.99%, tender 3/2/23 (b)(c)	12,500,000	12,465,239
Series 2019 B, 4%, tender 12/2/24 (b)	1,210,000	1,209,908
Series 2022 C, 4%, tender 11/1/27 (b)(f)	2,500,000	2,376,623
Series 2018 A, 4% 3/1/23	200,000	200,000
Series 2019 A, 5% 5/15/23	1,750,000	1,752,090
Series 2021 A:
4% 9/1/24	500,000	500,997
4% 3/1/25	430,000	431,136
4% 9/1/25	400,000	401,563
Series 2021 C, 4% 12/1/23	1,470,000	1,469,857
Series 2022 A:
4% 12/1/23	735,000	734,929
4% 12/1/25	1,500,000	1,490,451
4% 12/1/26	245,000	242,687
Series 2022 B:
5% 6/1/24	600,000	605,832
5% 6/1/25	700,000	711,052
5% 6/1/26	800,000	818,377
Series 2023 A:
5% 6/1/24	550,000	553,682
5% 6/1/25	1,525,000	1,542,880
5% 6/1/26	2,100,000	2,138,031
Series 2023 B:
5% 3/1/24	250,000	252,075
5% 9/1/24	550,000	556,785
5% 3/1/25	765,000	777,469
5% 9/1/25	700,000	714,237
5% 3/1/26	930,000	953,699
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	435,000	412,363
Bonds (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	1,500,000	1,412,883
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/24	365,000	369,957
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/25	600,000	616,210
TOTAL GEORGIA		106,494,529
Guam - 0.1%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/23	2,370,000	2,384,280
5% 10/1/24	2,595,000	2,636,935
5% 10/1/25	870,000	894,294
TOTAL GUAM		5,915,509
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2022 B:
5% 7/1/23 (e)	5,000,000	5,021,840
5% 7/1/24 (e)	6,500,000	6,616,175
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
(Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 3.87%, tender 7/1/39 (b)(c)	485,000	485,000
Series 2017 A, 3.1% 5/1/26 (e)	2,175,000	2,095,895
Hawaii Gen. Oblig. Series 2020 A:
5% 7/1/24 (e)	655,000	668,677
5% 7/1/25 (e)	350,000	359,974
Honolulu City & County Gen. Oblig. Series 2022 A, 5% 11/1/26	815,000	875,757
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/23 (e)	30,000	30,126
5.25% 8/1/24 (e)	890,000	894,757
TOTAL HAWAII		17,048,201
Idaho - 0.0%
Idaho Health Facilities Auth. Rev. Series 2016, 5% 9/1/23	1,795,000	1,800,551
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	35,000	34,799
TOTAL IDAHO		1,835,350
Illinois - 4.6%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/26	800,000	720,280
Chicago Board of Ed.:
Series 2017 F, 5% 12/1/24	5,500,000	5,574,802
Series 2019 A, 5% 12/1/23	1,000,000	1,006,934
Chicago Gen. Oblig.:
Series 2002 B, 5% 1/1/25	1,650,000	1,672,930
Series 2015 C, 5% 1/1/25	2,565,000	2,600,646
Series 2020 A, 5% 1/1/25	1,500,000	1,520,846
Chicago Heights Multifamily Hsg. Rev. Bonds (Olympic Village Apts. Proj.) Series 2022, 2.875%, tender 8/1/25 (b)	3,000,000	2,897,571
Chicago Ill St Univ. Rev. Series 1998, 5.5% 12/1/23	670,000	676,213
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C, 5% 12/1/23	990,000	1,002,884
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/25	150,000	150,165
5% 1/1/26	275,000	275,353
Series 2014 A:
5% 1/1/24 (e)	1,000,000	1,008,468
5% 1/1/26 (e)	595,000	598,893
5% 1/1/27 (e)	615,000	618,862
5% 1/1/28 (e)	100,000	100,704
5% 1/1/29 (e)	675,000	680,146
Series 2014 B, 5% 1/1/26	140,000	141,890
Series 2016 A:
5% 1/1/24 (e)	1,000,000	1,008,468
5% 1/1/25 (e)	7,255,000	7,398,375
Chicago Multi-Family Hsg. Rev. Bonds Series 2022, 4%, tender 9/1/24 (b)	1,751,000	1,753,481
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 C:
5% 1/1/24 (e)	1,865,000	1,880,793
5% 1/1/26 (e)	680,000	691,573
Series 2016 A, 5% 1/1/24 (e)	305,000	307,583
Series 2017 D:
5% 1/1/24 (e)	1,000,000	1,008,468
5% 1/1/25 (e)	965,000	984,071
5% 1/1/27 (e)	85,000	88,337
Series 2022 A, 5% 1/1/25 (e)	2,340,000	2,386,244
Series 2022 C:
5% 1/1/24 (e)	2,000,000	2,016,936
5% 1/1/25 (e)	2,000,000	2,039,524
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2015, 5% 6/1/24	4,000,000	4,062,265
Series 2017:
5% 6/1/24	445,000	451,927
5% 6/1/25	25,000	25,675
Series 2021, 5% 6/1/23	1,075,000	1,078,242
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/23	4,550,000	4,593,379
5% 11/15/24	50,000	51,193
5% 11/15/25	50,000	52,083
Series 2021 B:
4% 11/15/23	865,000	867,306
4% 11/15/24	625,000	630,294
4% 11/15/25	465,000	473,197
4% 11/15/26	235,000	241,288
Series 2022 A:
5% 11/15/24	6,040,000	6,184,087
5% 11/15/25	2,290,000	2,385,406
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	300,000	296,266
Illinois Fin. Auth.:
Bonds:
Series 2020 B, 5%, tender 11/15/24 (b)	1,450,000	1,471,369
Series 2022 B1, 5%, tender 8/15/25 (b)	1,060,000	1,094,524
Series 2013 A, 5% 6/1/23 (Escrowed to Maturity)	55,000	55,203
Series 2021 A, 5% 10/1/25	2,000,000	2,092,405
Series 2022 A, 5% 10/1/25	260,000	262,106
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	35,862
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	100,000	102,671
Bonds Series 2019, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 4.385%, tender 9/1/25 (b)(c)	1,970,000	1,965,039
Series 2014 A, 5% 10/1/26	500,000	513,414
Series 2015 A:
5% 11/15/24	150,000	153,329
5% 11/15/25	45,000	46,745
5% 11/15/26	45,000	46,821
Series 2015 B, 5% 11/15/24	45,000	45,999
Series 2016 A:
5% 8/15/24 (Escrowed to Maturity)	50,000	50,967
5% 7/1/25 (Escrowed to Maturity)	250,000	260,533
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	195,000	204,972
Series 2016 B, 5% 8/15/24	775,000	792,243
Series 2016:
5% 11/15/23	235,000	237,240
5% 11/15/24	245,000	250,926
5% 5/15/25	10,000	10,302
5% 12/1/25	430,000	445,979
5% 5/15/26	20,000	20,921
5% 5/15/27	25,000	26,149
Series 2017, 5% 1/1/25	50,000	51,623
Series 2018 A, 5% 5/15/24	250,000	254,393
Illinois Gen. Oblig.:
Series 2012, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	8,000,000	8,037,692
Series 2013 A, 5% 4/1/24	795,000	795,691
Series 2013:
5% 7/1/23	1,700,000	1,705,991
5.5% 7/1/24	835,000	839,290
5.5% 7/1/25	1,000,000	1,005,140
Series 2014:
5% 2/1/25	50,000	50,490
5% 5/1/27	500,000	506,348
Series 2016:
5% 2/1/24	450,000	454,438
5% 11/1/24	400,000	407,053
5% 2/1/25	4,775,000	4,871,350
5% 1/1/26	300,000	308,905
5% 2/1/26	1,235,000	1,272,751
Series 2017 A, 5% 12/1/23	750,000	756,044
Series 2017 D:
5% 11/1/23	8,135,000	8,193,339
5% 11/1/24	6,895,000	7,016,573
5% 11/1/26	2,830,000	2,937,968
Series 2018 A, 5% 10/1/26	1,340,000	1,390,028
Series 2018 B, 5% 5/1/23	3,000,000	3,005,118
Series 2019 B, 5% 9/1/25	3,000,000	3,078,804
Series 2020 B, 5% 10/1/28	1,030,000	1,087,125
Series 2020, 5.5% 5/1/24	225,000	229,074
Series 2021 A:
5% 3/1/24	2,000,000	2,021,562
5% 3/1/25	1,700,000	1,735,785
Series 2021 B, 5% 3/1/23	670,000	670,000
Series 2021 C, 4% 3/1/24	625,000	625,682
Series 2022 A:
5% 3/1/23	1,945,000	1,945,000
5% 3/1/24	2,165,000	2,188,341
Series 2022 B:
5% 3/1/24	1,480,000	1,495,407
5% 3/1/25	4,325,000	4,414,938
5% 3/1/26	3,185,000	3,286,927
Series 2022 D1, 5% 3/1/23	2,435,000	2,435,000
Illinois Hsg. Dev. Auth. Bonds Series 2022 H, 3.47%, tender 12/1/23 (b)	12,000,000	11,956,417
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2015, 4.42%, tender 5/15/25, LOC Fed. Home Ln. Bank, San Francisco (b)	2,425,000	2,424,425
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/24	420,000	426,144
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/24	285,000	291,213
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	400,000	401,209
Series 2016 D, 5% 6/15/23	1,500,000	1,506,812
Series 2021 A:
4% 6/15/23	3,175,000	3,180,486
4% 6/15/24	1,670,000	1,674,215
Series 2021 C:
5% 6/15/23	75,000	75,341
5% 6/15/24	85,000	86,271
5% 6/15/25	50,000	51,240
Illinois State Univ. Revs. Series 2018 A, 5% 4/1/23 (Assured Guaranty Muni. Corp. Insured)	290,000	290,320
Joliet Wtrwks. & Swr. Rev. Series 2022, 5% 1/1/24	2,175,000	2,191,113
Kane County School District No. 131 Series 2020 A, 5% 12/1/23 (Assured Guaranty Muni. Corp. Insured)	290,000	292,937
Kane, Cook, DuPage, McHenry & DeKalb Counties Cmnty. College District #509 Elgin Series 2021 B:
4% 12/15/23	155,000	156,025
4% 12/15/24	450,000	455,929
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2015 5% 1/1/27	395,000	403,648
Matteson Gen. Oblig.:
Series 2021 A, 4% 12/1/23	705,000	707,876
Series 2021 B, 4% 12/1/23	525,000	527,142
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	60,000	58,005
0% 1/15/24 (Escrowed to Maturity)	45,000	43,727
0% 1/15/25	110,000	102,292
0% 1/15/26	80,000	71,856
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	148,268
Series 2022 A, 3% 6/15/24	630,000	622,996
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev. Series 1996, 7% 7/1/26 (Escrowed to Maturity)	2,085,000	2,207,943
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/26 (Build America Mutual Assurance Insured)	650,000	674,951
Peoria County Gen. Oblig. Series 2021 A, 4% 1/1/24	1,000,000	1,004,535
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	8,095,000	8,121,429
5% 6/1/24	8,920,000	9,066,490
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	265,000	265,121
Univ. of Illinois Rev. Series 2018 B, 5% 4/1/23 (Assured Guaranty Muni. Corp. Insured)	270,000	270,333
Upper Illinois River Valley Dev. Auth. Rev. Series 2018, 5% 12/1/24	300,000	304,557
TOTAL ILLINOIS		193,524,903
Indiana - 1.8%
Ctr. Grove Cmnty. School Corp. Series 2021 B, 4% 1/1/24	2,065,000	2,066,133
Fort Wayne Redev. Auth. (Grand Wayne Ctr. Proj.) Series 2022:
4% 2/1/24	770,000	774,119
4% 8/1/26	895,000	921,109
Hammond Multi-School Bldg. Corp. Series 2018, 5% 1/15/24	640,000	648,359
Indiana Dev. Fin. Auth. Envir. Rev. Bonds (Fulcrum Centerpoint, LLC Proj.) Series 2022, 4.5%, tender 11/15/23 (e)	13,000,000	12,965,767
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4%, tender 10/2/23 (b)(e)	5,050,000	5,047,138
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	1,310,000	1,278,820
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2011 M, 0.7%, tender 1/1/26 (b)	3,680,000	3,307,358
Series 2013, 5% 8/15/23	20,000	20,148
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019:
4% 2/1/24	200,000	201,052
4% 2/1/25	275,000	276,453
(Ohio River Bridges East End Crossing Proj.) Series 2013 A:
5% 7/1/44 (Pre-Refunded to 7/1/23 @ 100) (e)	10,000,000	10,051,295
5% 7/1/48 (Pre-Refunded to 7/1/23 @ 100) (e)	4,000,000	4,020,518
5.25% 1/1/51 (Pre-Refunded to 7/1/23 @ 100) (e)	4,500,000	4,526,739
Series 2016, 5% 9/1/26	205,000	217,546
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2015 A:
5% 10/1/24	35,000	35,999
5% 10/1/25	35,000	35,928
Indiana Hsg. & Cmnty. Dev. Auth.:
Bonds Series 2022 A, 4.5%, tender 4/1/24 (b)	8,864,000	8,902,393
Series 2021 C1, 3% 1/1/52	980,000	938,452
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A, 5% 1/1/25	705,000	727,125
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2015 I, 4% 1/1/24 (e)	4,000,000	4,004,466
Series 2016 A1:
5% 1/1/24 (e)	60,000	60,552
5% 1/1/25 (e)	65,000	66,158
Series 2019 D, 5% 1/1/24 (e)	270,000	272,485
Indianapolis Arpt. Auth. Proj. Series 2019 D, 5% 1/1/26 (e)	375,000	386,105
Series 2021 A, 5% 6/1/23	255,000	255,960
Marion High School Bldg. Corp. Series 2021 A:
4% 1/15/24	240,000	241,201
4% 1/15/25	250,000	252,577
4% 7/15/25	255,000	259,181
Upland Econ. Dev. Rfdg. Rev. (Taylor Univ. Proj.) Series 2021, 4% 9/1/23	275,000	275,936
Vinton Tecumseh School Bldg. Corp. Series 2021:
3% 1/15/24	490,000	487,626
3% 7/15/25	515,000	509,296
Warrick County Envir. Impt. Rev. Bonds (Southern Indiana Gas and Elec. Co.) Series 2015, 0.875%, tender 9/1/23 (b)(e)	2,800,000	2,760,382
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2016 A, 5%, tender 3/1/23 (b)(e)	5,750,000	5,750,000
Series 2019 A, 5%, tender 6/5/26 (b)(e)	3,515,000	3,600,651
TOTAL INDIANA		76,145,027
Iowa - 0.1%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/24	200,000	202,390
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (b)(e)	1,500,000	1,464,521
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 4% 12/1/24	250,000	253,803
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/23 (e)	600,000	605,633
TOTAL IOWA		2,526,347
Kansas - 0.0%
Reno County Unified Scd # 308 Hu Series 2013, 3% 9/1/24	2,000,000	1,959,237
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/23	15,000	15,110
5% 9/1/25	15,000	15,638
TOTAL KANSAS		1,989,985
Kentucky - 0.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	30,000	30,323
5% 2/1/25	20,000	20,342
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	500,000	448,102
Hazard Healthcare Rev. Series 2021:
5% 7/1/23	350,000	351,564
5% 7/1/24	230,000	233,901
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/24	200,000	202,842
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	435,000	447,250
Kentucky Bond Dev. Corp. Edl. Facilities:
(Transylvania Univ. Proj.) Series 2021 A, 2% 3/1/23	320,000	320,000
(Transylvania Univ. Proj.) Series 2021 A, 4% 3/1/25	340,000	342,264
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2019 A1 5% 6/1/23 (e)	250,000	250,984
Kentucky Hsg. Corp. Multi-family Rev. Bonds (Cambridge Square Proj.) Series 2021, 0.3%, tender 2/1/24 (b)	3,500,000	3,362,055
Kentucky State Property & Buildings Commission Rev.:
Series 2013 A, 5% 10/1/23	365,000	368,247
Series 2015, 4% 8/1/25	200,000	202,857
Series 2016 B:
5% 11/1/23	2,730,000	2,757,667
5% 11/1/24	285,000	292,420
Series 2016:
3% 2/1/24	350,000	347,940
5% 11/1/23	1,435,000	1,449,543
5% 2/1/24	275,000	278,824
5% 10/1/24	425,000	435,477
Series 2017, 5% 4/1/23	600,000	600,761
Series 2018, 5% 5/1/23	1,415,000	1,418,673
Series A, 5% 11/1/25	350,000	365,962
Series B:
5% 8/1/23	1,820,000	1,831,752
5% 8/1/25	300,000	312,319
Kentucky State Univ. Ctfs. of Prtn. (Kentucky State Univ. Proj.) Series 2021, 5% 11/1/25	280,000	292,259
Kentucky, Inc. Pub. Energy Bonds:
Series 2018 A, 4%, tender 4/1/24 (b)	1,825,000	1,826,153
Series 2018 B, 4%, tender 1/1/25 (b)	225,000	223,963
Series 2019 A1, 4%, tender 6/1/25 (b)	1,000,000	1,000,556
Series A, 4%, tender 6/1/26 (b)	245,000	242,661
Series C1, 4%, tender 6/1/25 (b)	6,520,000	6,523,623
Louisville & Jefferson County Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	3,040,000	3,052,063
Series 2020 C, 5%, tender 10/1/26 (b)	2,015,000	2,094,470
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A:
5% 7/1/23 (e)	1,750,000	1,757,239
5% 7/1/24 (e)	155,000	157,427
TOTAL KENTUCKY		33,842,483
Louisiana - 1.0%
Lake Charles Hbr. & Term. Rev. Bonds (Big Lake Fuels LLC Proj.) Series 2021, 1%, tender 12/1/24 (b)(e)	1,300,000	1,214,485
Louisiana Gas & Fuel Tax Rev. Bonds Series 2022 A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 3.685%, tender 5/1/26 (b)(c)	3,970,000	3,876,174
Louisiana Gen. Oblig.:
Series 2015 A, 5% 5/1/24	350,000	357,389
Series 2016 D, 5% 9/1/24	155,000	159,272
Series 2020 A, 5% 3/1/23	500,000	500,000
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. Bonds (East Baton Rouge Sewerage Commission Proj.) Series 2020 B, 0.875%, tender 2/1/25 (b)	4,000,000	3,762,729
Louisiana Pub. Facilities Auth. Hosp. Rev. Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (b)	3,600,000	3,609,783
Louisiana Stadium and Exposition District Series 2021, 4% 7/3/23	7,510,000	7,511,422
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (e)	1,600,000	1,614,594
5% 1/1/25 (e)	1,750,000	1,782,722
Series 2017 B:
5% 1/1/24 (e)	20,000	20,192
5% 1/1/25 (e)	5,000	5,093
5% 1/1/26 (e)	215,000	221,367
Series 2017 D2:
5% 1/1/24 (e)	15,000	15,144
5% 1/1/25 (e)	115,000	117,150
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (b)	10,255,000	10,240,162
2.1%, tender 7/1/24 (b)	4,735,000	4,600,367
State of Louisiana Grant Anticipation Rev. Series 2021:
5% 9/1/23	865,000	872,858
5% 9/1/24	785,000	806,638
TOTAL LOUISIANA		41,287,541
Maine - 0.2%
Maine Fin. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/23 (Assured Guaranty Muni. Corp. Insured) (e)	500,000	504,510
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A:
5% 7/1/24	500,000	509,132
5% 7/1/25	500,000	516,509
5% 7/1/26	975,000	1,021,338
Maine Hsg. Auth. Mtg. Bonds Series 2023 B, 3.125%, tender 5/1/24 (b)	4,180,000	4,152,972
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/26	250,000	260,877
TOTAL MAINE		6,965,338
Maryland - 1.2%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	70,000	71,673
5% 7/1/25	75,000	78,160
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	105,000	97,792
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	135,000	134,150
Series 2021 A, 0.83% 5/1/23 (f)	4,000,000	3,982,850
Series 2021 C:
0.375% 7/1/23	260,000	257,299
0.6% 7/1/24	560,000	537,461
Series 2022 D, 3.15% 7/1/24	4,000,000	3,893,598
Series 2022 I, 4.375% 1/1/25 (f)	12,000,000	11,894,743
Series 2022, 1.33% 1/1/24 (f)	5,000,000	4,842,582
Series A:
0.2% 3/1/23	1,015,000	1,015,000
0.25% 9/1/23	775,000	762,489
Maryland Dept. of Trans.:
Series 2022 A, 5% 12/1/23	95,000	96,279
Series 2022 B, 5% 12/1/24	220,000	226,793
Maryland Dept. of Trans. County Trans. Rev. Series 2018, 5% 12/1/23	130,000	131,750
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, College Park Projs.) Series 2016, 4% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	1,330,000	1,336,913
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (b)	1,000,000	1,024,926
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2014, 5% 7/1/39 (Pre-Refunded to 7/1/24 @ 100)	8,225,000	8,412,940
Series 2015:
5% 7/1/23	20,000	20,066
5% 7/1/24	45,000	45,588
5% 7/1/25	40,000	40,933
5% 7/1/25 (Pre-Refunded to 7/1/24 @ 100)	1,145,000	1,171,163
Series 2020 B, 5% 4/15/23	675,000	676,109
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 5% 6/1/23	1,250,000	1,255,140
Series 2022 A:
5% 6/1/23	600,000	602,467
5% 6/1/26	850,000	900,478
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B:
2.5% 6/1/26 (e)	670,000	630,381
2.625% 6/1/27 (e)	550,000	513,752
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/24	1,250,000	1,279,713
Montgomery County Gen. Oblig.:
Bonds Series 2013 MD, 2.58%, tender 6/1/23 (b)	1,000,000	1,000,000
Series 2022 A:
5% 8/1/24	1,000,000	1,026,200
5% 8/1/25	530,000	554,906
5% 8/1/26	1,000,000	1,069,892
Prince Georges County Gen. Oblig. Series 2020 A, 5% 7/15/23	2,450,000	2,466,798
TOTAL MARYLAND		52,050,984
Massachusetts - 1.0%
Boston Hsg. Auth. Cap. Prog. Series 2020 B:
5% 4/1/23	450,000	450,626
5% 4/1/24	475,000	483,981
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2016 A, 0% 7/1/23	355,000	350,685
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. Bonds Series 2021, 0.25%, tender 7/1/23 (b)	1,750,000	1,724,349
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (b)	5,700,000	5,765,716
Series 2011 N, 0.45%, tender 7/1/25 (b)	3,505,000	3,213,863
Series 2016 I:
5% 7/1/23	15,000	15,055
5% 7/1/24	25,000	25,304
5% 7/1/25	20,000	20,435
5% 7/1/26	20,000	20,784
Series 2019 A, 5% 7/1/24	155,000	157,629
Series 2019 O:
5% 12/1/23	130,000	131,509
5% 12/1/24	100,000	102,761
Series 2021 A, 5% 6/1/23	360,000	360,925
Series C:
5% 10/1/23 (Assured Guaranty Muni. Corp. Insured)	350,000	352,771
5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	325,000	331,703
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014, 5% 1/1/24 (e)	5,000,000	5,046,016
Series 2015 A, 5% 1/1/24 (e)	8,250,000	8,325,926
Series 2016 J, 5% 7/1/23 (e)	725,000	728,479
Series 2016, 5% 7/1/24 (e)	535,000	543,029
Series 2017 A, 5% 7/1/25 (e)	690,000	708,111
Series 2020 C, 5% 7/1/23 (e)	375,000	376,799
Series 2021 B:
5% 7/1/24 (e)	750,000	760,281
5% 7/1/25 (e)	1,575,000	1,614,571
Series 2022 B:
5% 7/1/24 (e)	270,000	274,052
5% 7/1/25 (e)	585,000	600,355
5% 7/1/26 (e)	365,000	378,852
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2007 G2, 2.5%, tender 3/7/23 (Assured Guaranty Muni. Corp. Insured) (b)	8,815,000	8,815,000
Bonds Series I, 0.7%, tender 7/1/25 (b)	395,000	365,103
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (e)	900,000	918,204
5% 7/1/25 (e)	25,000	25,797
Series 2019 C, 5% 7/1/24 (e)	345,000	351,978
Series 2021 E, 5% 7/1/23 (e)	500,000	502,631
TOTAL MASSACHUSETTS		43,843,280
Michigan - 0.4%
Brandon School District Series A, 5% 5/1/23	430,000	431,216
Carman-Ainsworth Cmnty. School District Series 2021, 4% 5/1/24	1,335,000	1,343,637
Chippewa Valley Schools Series 2016 B, 5% 5/1/24	200,000	203,739
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	550,000	561,629
Grand Traverse County Hosp. Fin. Auth.:
Series 2019 B, 5% 7/1/23	255,000	256,308
Series 2021:
5% 7/1/24	650,000	662,892
5% 7/1/25	480,000	495,849
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2016, 2% 5/1/24	125,000	122,096
Huron School District Series 2019, 5% 5/1/24	205,000	209,115
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/24	10,000	10,164
5% 5/15/25	15,000	15,447
5% 5/15/26	15,000	15,695
Kent City Cmnty. Schools Series 2020, 4% 5/1/23	205,000	205,236
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.67%, tender 9/26/23 (b)(c)	1,000,000	1,000,000
Ludington Area School District (Michigan School Bond Qualification and Ln. Prog.) Series 2022 II, 5% 11/1/25	1,230,000	1,287,697
Michigan Fin. Auth. Rev.:
Bonds Series 2016 E1, 4%, tender 8/15/24 (b)	270,000	268,469
Series 2015 A, 5% 8/1/23 (Escrowed to Maturity)	300,000	302,185
Series 2015 D1:
0.4% 10/15/23	650,000	629,073
0.55% 10/15/24	300,000	285,415
0.75% 10/15/25	250,000	231,952
Series 2015 MI, 5% 12/1/24	100,000	103,139
Series 2016, 5% 11/15/23	225,000	227,114
Michigan Gen. Oblig. Series 2016, 5% 3/15/23	85,000	85,049
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	250,000	249,804
Series 2010 F1, 4%, tender 6/1/23 (b)	200,000	199,718
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds (Cambridge Square of Flint Apts. Proj.) Series 2022, 1.5%, tender 5/1/23 (b)	5,000,000	4,980,289
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	630,000	615,512
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(e)	150,000	142,404
Portage Pub. Schools Series 2016:
5% 5/1/24	40,000	40,803
5% 11/1/24	45,000	46,319
5% 5/1/25	25,000	25,967
5% 11/1/25	25,000	26,232
5% 11/1/28	20,000	21,154
Roseville Cmnty. Schools Series 2014, 5% 5/1/23	300,000	300,809
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23 (Escrowed to Maturity)	345,000	348,117
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/23	250,000	251,200
Warren Consolidated School District Series 2019, 4% 5/1/23	230,000	230,219
Wayne State Univ. Revs. Series 2013 A, 4% 11/15/23	350,000	351,684
Wayne-Westland Cmnty. Schools Series 2019, 5% 11/1/24	335,000	344,160
TOTAL MICHIGAN		17,127,507
Minnesota - 0.4%
Central Muni. Pwr. Agcy. Rev. Series 2021, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	265,000	273,460
Maple Grove Health Care Sys. Rev. Series 2017, 5% 5/1/23	110,000	110,203
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/23	355,000	358,879
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A, 5% 1/1/28	215,000	218,080
Series 2016, 5% 1/1/25	620,000	640,464
Series 2019 C, 5% 1/1/26	380,000	399,057
Series 2022 B:
5% 1/1/24 (e)	1,860,000	1,880,924
5% 1/1/25 (e)	195,000	199,686
5% 1/1/26 (e)	470,000	483,918
5% 1/1/27 (e)	1,580,000	1,642,028
Minnesota Hsg. Fin. Agcy.:
Bonds Series 2018 D, SIFMA Municipal Swap Index + 0.430% 3.85%, tender 3/2/23 (b)(c)	1,775,000	1,773,706
Series 2021 A:
0.5% 7/1/23 (e)	185,000	182,974
0.625% 1/1/24 (e)	380,000	369,752
Series 2022 A:
5% 8/1/25	1,155,000	1,204,340
5% 8/1/26	1,300,000	1,381,273
Series 2022 B:
5% 8/1/23	570,000	574,175
5% 8/1/26	100,000	106,252
Series H, 0.65% 1/1/24 (e)	180,000	175,325
Minnesota Muni. Gas Agcy. Rev.:
Bonds Series 2022 A, 4%, tender 12/1/27 (Liquidity Facility Royal Bank of Canada) (b)	1,725,000	1,729,802
Series 2022 A, 4% 12/1/24	2,700,000	2,700,019
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	50,000	50,820
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017, 5% 1/1/24	35,000	35,474
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 1994 A, 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	290,000	281,402
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/24	20,000	20,281
TOTAL MINNESOTA		16,792,294
Mississippi - 0.3%
Jackson Gen. Oblig. Series 2021:
5% 3/1/23	325,000	325,000
5% 3/1/24	500,000	504,296
Mississippi Dev. Bank Spl. Oblig. (Jackson Mississippi Sales Tax Rev. Infrastructure Proj.) Series 2020, 5% 9/1/24	740,000	757,559
Mississippi Hosp. Equip. & Facilities Auth. Bonds Series 2020 A2, 3.15%, tender 9/1/36 (b)	11,000,000	10,957,606
TOTAL MISSISSIPPI		12,544,461
Missouri - 0.4%
Barry County Ctfs. Prtn. Law Enforcement Ctr. Proj. Series 2023:
5% 10/1/25	215,000	221,430
5% 10/1/26	550,000	572,439
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/23	20,000	20,000
5% 3/1/24	15,000	15,107
5% 3/1/25	15,000	15,210
5% 3/1/26	20,000	20,498
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/24	1,000,000	1,018,262
Series 2020, 5% 11/15/23	815,000	823,620
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	65,000	64,616
Missouri State Pub. Util. Commn Rev. Series 2022, 0.75% 8/1/23	10,000,000	9,843,584
Ozarks Technical Cmnty. College Series 2021:
5% 3/1/23	225,000	225,000
5% 3/1/25	225,000	232,461
Saint Louis Arpt. Rev.:
Series 2017 B, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured) (e)	250,000	254,077
Series 2019 B:
5% 7/1/23 (e)	385,000	386,529
5% 7/1/24 (e)	400,000	406,263
5% 7/1/25 (e)	420,000	429,611
Series 2022 A, 5% 7/1/24 (e)	565,000	573,847
St Charles County Francis Howell R-III School District Gen. Oblig. Series 2022, 5% 3/1/23	375,000	375,000
TOTAL MISSOURI		15,497,554
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	30,000	29,845
Series 2022 A, 3% 6/1/52	265,000	254,078
Series A1, 3.5% 6/1/50	355,000	348,034
TOTAL MONTANA		631,957
Nebraska - 0.6%
Central Plains Energy Proj. Gas Supply:
Bonds Series 2019:
2.5%, tender 8/1/25 (b)	1,000,000	964,864
4%, tender 8/1/25 (b)	4,050,000	4,071,045
Series 2019, 4% 8/1/23	580,000	580,790
Gretna Ctfs. of Prtn.:
Series 2021, 4% 12/15/25	2,620,000	2,645,397
Series 2022, 5% 12/15/25	4,000,000	4,119,641
Lincoln Arpt. Auth. Series 2021, 5% 7/1/23 (e)	725,000	728,479
Muni. Energy Agcy. of Nebraska Pwr. Swr. Rev. Series 2022 A:
5% 4/1/24	1,690,000	1,722,315
5% 4/1/25	2,835,000	2,933,471
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (e)	90,000	88,937
Series 2022 B:
5% 3/1/24 (e)	1,050,000	1,062,096
5% 9/1/24 (e)	1,065,000	1,084,026
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (b)	5,800,000	5,741,364
Series 2016 C, 5% 1/1/25	200,000	206,169
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/25	200,000	207,192
TOTAL NEBRASKA		26,155,786
Nevada - 0.7%
Clark County Arpt. Rev. Series 2021 B:
5% 7/1/23 (e)	2,500,000	2,509,515
5% 7/1/24 (e)	2,145,000	2,177,191
5% 7/1/25 (e)	795,000	813,192
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E:
5% 7/1/25	100,000	104,099
5% 7/1/27	275,000	296,839
Clark County School District:
Series 2016 A, 5% 6/15/23	225,000	226,093
Series 2017 C, 5% 6/15/24	200,000	204,409
Series 2017 D:
5% 6/15/24	400,000	400,546
5% 6/15/25	350,000	350,518
Series 2018 A:
5% 6/15/23	435,000	437,113
5% 6/15/24	685,000	700,100
5% 6/15/25	315,000	327,768
Series 2020 A, 3% 6/15/23	950,000	948,892
Las Vegas Convention & Visitors Auth. Series 2021:
5% 7/1/23	1,000,000	1,004,798
5% 7/1/24	1,000,000	1,019,572
Nevada Dept. of Bus. & Industry Bonds:
(Republic Svcs., Inc. Proj.) Series 2001, 3.75%, tender 6/1/23 (b)(e)(f)	6,600,000	6,591,486
Series 2023 A, 3.7%, tender 1/31/24 (b)(e)(f)	10,000,000	9,966,951
Nevada Gen. Oblig. Series 2013 F1, 5% 3/1/25	250,000	250,358
Nevada Hsg. Division Bonds Series 2022, 5%, tender 12/14/24 (b)	875,000	888,882
TOTAL NEVADA		29,218,322
New Hampshire - 0.2%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/25	1,140,000	1,184,167
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2018 A, 3.795%, tender 7/1/24 (b)(e)	5,000,000	4,867,597
Series 2019 A2, 2.15%, tender 7/1/24 (b)(e)	555,000	539,644
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A, 5% 1/1/24 (Escrowed to Maturity) (e)	260,000	263,138
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012, 5% 7/1/27	120,000	120,113
Series 2016, 5% 10/1/23	425,000	428,365
TOTAL NEW HAMPSHIRE		7,403,024
New Jersey - 2.6%
Burlington County Bridge Commission Lease Rev. (Governmental Leasing Prog.) Series 2021:
4% 4/1/23	715,000	715,463
4% 4/1/24	425,000	428,830
Gloucester County Impt. Auth. Rev. Series 2021, 0.6% 3/1/24	2,400,000	2,300,086
New Brunswick Parking Auth. Rev. Series 2020 B:
5% 9/1/23	675,000	680,100
5% 9/1/25	850,000	886,766
New Jersey Econ. Dev. Auth.:
Series 2022 A:
5% 11/1/25	1,000,000	1,036,790
5% 11/1/26	1,100,000	1,160,798
Series QQQ:
5% 6/15/23	420,000	421,738
5% 6/15/24	300,000	305,094
5% 6/15/25	385,000	396,738
5% 6/15/26	555,000	582,025
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	515,000	526,561
(Provident Montclair Proj.) Series 2017:
5% 6/1/23 (Assured Guaranty Muni. Corp. Insured)	25,000	25,102
5% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	20,000	20,402
(The Goethals Bridge Replacement Proj.) Series 2013, 5% 1/1/24 (e)	350,000	353,854
Series 2005 N1, 5.5% 9/1/23	350,000	353,396
Series 2012 II, 5% 3/1/23	835,000	835,000
Series 2013 NN, 5% 3/1/26	305,000	305,237
Series 2013:
5% 3/1/23	1,890,000	1,890,000
5% 3/1/24	480,000	480,331
5% 3/1/25	3,780,000	3,782,340
Series 2014 UU, 5% 6/15/24	400,000	406,791
Series 2015 B, 5.25% 7/1/25 (New Jersey Gen. Oblig. Insured)	1,285,000	1,333,677
Series 2015 XX:
4% 6/15/24	545,000	547,471
5% 6/15/23	75,000	75,310
Series 2019:
5.25% 9/1/23 (f)	5,000,000	5,042,406
5.25% 9/1/24 (f)	3,185,000	3,260,390
5.25% 9/1/26 (f)	1,510,000	1,601,456
Series UU, 3.1% 6/15/23	575,000	574,308
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(New Jersey-American Wtr. Co., Inc. Proj.):
Series 2020 C, 1.15% 6/1/23 (e)	2,500,000	2,479,492
Series 2020 E, 0.85% 12/1/25 (e)	1,600,000	1,456,064
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (b)(e)	2,000,000	1,985,930
New Jersey Edl. Facility Series 2016 A:
5% 7/1/23	75,000	75,360
5% 7/1/24	175,000	178,265
New Jersey Gen. Oblig.:
Series 2013, 5% 6/1/23	580,000	582,457
Series 2014, 5% 6/1/24	385,000	393,309
Series 2020 A:
4% 6/1/23	22,985,000	23,026,465
5% 6/1/24	1,530,000	1,563,022
5% 6/1/25	2,330,000	2,425,132
Series 2021, 2% 6/1/25	840,000	806,034
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 7/1/25 (b)	150,000	155,395
Series 2016 A:
5% 7/1/24	25,000	25,581
5% 7/1/24 (Escrowed to Maturity)	20,000	20,457
5% 7/1/24 (Escrowed to Maturity)	10,000	10,222
5% 7/1/25 (Escrowed to Maturity)	10,000	10,398
5% 7/1/26 (Escrowed to Maturity)	5,000	5,302
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,302
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2015 1A, 5% 12/1/24 (e)	55,000	56,059
Series 2016 1A:
5% 12/1/23 (e)	1,400,000	1,413,145
5% 12/1/24 (e)	1,430,000	1,459,472
Series 2017 1A:
5% 12/1/23 (e)	4,195,000	4,233,459
5% 12/1/25 (e)	420,000	433,495
Series 2018 B, 5% 12/1/24 (e)	4,000,000	4,079,722
Series 2019 A:
5% 12/1/23	4,260,000	4,312,597
5% 12/1/24	270,000	277,085
Series 2020 A, 5% 12/1/23 (e)	1,500,000	1,514,084
Series 2020:
5% 12/1/23 (e)	945,000	953,524
5% 12/1/24 (e)	675,000	687,537
Series 2021 A:
5% 12/1/23 (e)	200,000	201,878
5% 12/1/24 (e)	330,000	336,353
5% 12/1/25 (e)	700,000	720,278
Series 2021 B, 5% 12/1/24 (e)	570,000	579,621
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2021 B, 0.5% 11/1/23	670,000	656,681
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D:
4% 4/1/23 (e)	115,000	115,017
4% 10/1/23 (e)	125,000	124,989
4% 4/1/25 (e)	150,000	149,675
Series 2021 H:
0.2% 4/1/23	235,000	234,367
0.35% 4/1/24	775,000	747,322
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/23	4,455,000	4,469,710
5% 6/1/24	4,500,000	4,571,826
5% 6/1/25	825,000	849,497
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/23	470,000	476,236
Series 2006 A, 5.25% 12/15/23 (Assured Guaranty Muni. Corp. Insured)	500,000	507,063
Series 2010 A, 0% 12/15/25	510,000	459,727
Series 2010 D, 5.25% 12/15/23	555,000	562,364
Series 2013 AA, 5% 6/15/23	785,000	788,248
Series 2016 A, 5% 6/15/27	90,000	94,402
Series 2016 A1, 5% 6/15/24	800,000	815,909
Series 2016 A2, 5% 6/15/23	1,205,000	1,210,506
Series 2018 A:
5% 6/15/23	445,000	447,033
5% 6/15/24	755,000	770,684
Series 2022 AA:
5% 6/15/23	150,000	150,621
5% 6/15/24	330,000	335,603
5% 6/15/25	2,220,000	2,287,683
Series A:
5% 12/15/23	365,000	369,142
5% 12/15/24	210,000	214,911
5% 12/15/25	200,000	207,781
Series D, 5% 12/15/23	480,000	485,448
Rutgers State Univ. Rev.:
Series 2013 J, 5% 5/1/23	275,000	275,769
Series 2018 N, 4% 5/1/23	370,000	370,450
Series Q, 5% 5/1/23	65,000	65,184
The Board of Ed. of Newark Series 2021:
5% 7/15/25 (Build America Mutual Assurance Insured)	250,000	259,869
5% 7/15/26 (Build America Mutual Assurance Insured)	300,000	316,901
TOTAL NEW JERSEY		110,181,574
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/23 (e)	750,000	754,302
5% 9/1/24 (e)	1,000,000	1,017,135
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	345,000	342,961
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	1,070,000	1,099,432
Series 2019 A:
4% 5/1/23	980,000	980,657
4% 11/1/23	645,000	646,460
4% 11/1/24	250,000	251,370
4% 5/1/25	960,000	967,777
Santa Fe Pub. School District Gen. Oblig. Series 2021, 4% 8/1/23	450,000	451,352
TOTAL NEW MEXICO		6,511,446
New York - 3.5%
Dorm. Auth. New York Univ. Rev. Series 2016 A, 5% 7/1/24	40,000	40,652
Hempstead Local Dev. Corp. Rev. (Adelphi Univ. Proj.) Series 2021:
5% 6/1/23	400,000	401,525
5% 6/1/24	940,000	958,321
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/25	805,000	833,362
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	1,055,000	1,020,776
Series 2020 B, 0.85%, tender 9/1/25 (b)	7,060,000	6,550,045
Series 2021 B, 1.5%, tender 9/1/26 (b)	470,000	434,349
Monroe County Indl. Dev. Corp.:
(The Rochester Gen. Hosp. Proj.) Series 2017, 5% 12/1/26	350,000	365,967
Series 2020 A, 5% 7/1/23	300,000	301,718
Nassau County Local Econ. Assistance Corp. Multifamily Hsg. Rev. Bonds (Park Lake Hempstead, L.P. Proj.) Series 2021, 0.3%, tender 11/1/23 (b)	5,190,000	5,078,095
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (b)	900,000	904,107
Series 1, 5% 8/1/23	150,000	151,148
Series 2006, 4.15%, tender 6/1/36 (Assured Guaranty Muni. Corp. Insured) (b)	1,000,000	1,000,000
Series 2007 A, 4.15%, tender 8/1/26 (Assured Guaranty Muni. Corp. Insured) (b)	2,875,000	2,875,000
Series 2007 C-4, 4.15%, tender 1/1/32 (Assured Guaranty Muni. Corp. Insured) (b)	225,000	225,000
Series 2007, 4.15%, tender 3/7/23 (Assured Guaranty Muni. Corp. Insured) (b)	2,725,000	2,725,000
Series 2008 A-3, 4.15%, tender 8/1/26 (Assured Guaranty Muni. Corp. Insured) (b)	2,425,000	2,425,000
Series 2008 C-4, 4.2%, tender 10/1/27 (b)	8,675,000	8,675,000
Series 2013 F1, 5% 3/1/24	250,000	250,493
Series 2014 J, 5% 8/1/25	410,000	420,799
Series 2015 A, 5% 8/1/23	570,000	574,363
Series 2018 A:
5% 8/1/23	200,000	201,531
5% 8/1/24	150,000	153,951
5% 8/1/26	565,000	601,266
Series 2020 A1, 5% 8/1/27	1,700,000	1,844,609
Series 2021 F1, 5% 3/1/23	85,000	85,000
Series 2023 C, 5% 8/1/25 (d)	2,500,000	2,602,437
Series 2023 D, 5% 8/1/25 (d)	2,000,000	2,081,950
Series A:
4% 8/1/23	400,000	401,432
5% 8/1/25	670,000	687,648
Series C:
5% 8/1/23	200,000	201,531
5% 8/1/26	220,000	234,121
Series D, 5% 8/1/25	710,000	711,399
Series F1, 5% 3/1/27	325,000	325,404
Series H3, 5% 8/1/23	250,000	251,914
Series I1, 5% 3/1/27	200,000	203,503
New York City Health & Hosp. Corp. Rev. Series A, 4% 2/15/25	1,440,000	1,464,485
New York City Hsg. Dev. Corp. Series G1, 2.35% 11/1/23	450,000	446,461
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	2,710,000	2,500,911
Series 2021 K2, 0.9%, tender 1/1/26 (b)	1,820,000	1,655,208
Series 2021, 0.6%, tender 7/1/25 (b)	430,000	394,087
Series A3, 1.125%, tender 11/1/24 (b)	2,000,000	1,902,283
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,026,715
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	365,000	381,087
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2022 DD, 3.6% 6/15/33 (b)	2,000,000	2,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2016 S 1:
5% 7/15/24	70,000	71,782
5% 7/15/24 (Escrowed to Maturity)	305,000	312,377
Series 2018 S1, 5% 7/15/25 (Escrowed to Maturity)	370,000	387,223
New York City Transitional Fin. Auth. Rev.:
Series 2007 A3:
5% 8/1/23	170,000	171,365
5% 8/1/23 (Escrowed to Maturity)	165,000	166,134
Series 2014 D1, 5% 2/1/27	350,000	355,658
Series 2021 F1, 5% 11/1/27	775,000	845,921
Series 2022 B1, 5% 11/1/25	2,000,000	2,095,905
Series 2023 E, 5% 11/1/25	1,175,000	1,231,344
Series A1:
5% 5/1/23	300,000	300,943
5% 8/1/24	250,000	256,900
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2014 E, 5% 2/15/26 (Pre-Refunded to 2/15/25 @ 100)	300,000	311,467
Series 2016 D, 5% 2/15/25 (Escrowed to Maturity)	455,000	472,041
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 5/1/23	510,000	511,341
5% 7/1/24	275,000	281,863
Series 2021 A, 5% 7/1/24	1,410,000	1,438,519
Series 2022 A:
5% 7/1/26	200,000	210,019
5% 7/1/27	500,000	533,841
New York Dorm. Auth. Sales Tax Rev. Series 2015 A, 5% 3/15/24 (Escrowed to Maturity)	250,000	254,774
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A:
4% 11/15/25	350,000	358,301
5% 11/15/26	1,055,000	1,129,234
Series 2016 B1, 5% 11/15/25	255,000	267,746
Series 2017 B2, 5% 11/15/24	420,000	433,630
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2005 D1, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 3.379%, tender 4/1/24 (b)(c)	5,390,000	5,363,643
Series 2019 D1, 5%, tender 11/15/24 (b)	4,000,000	4,069,034
Series 2020 A2, 5%, tender 5/15/24 (b)	800,000	809,834
Series 2016 B, 5% 11/15/23	2,035,000	2,052,426
Series 2016 D, 5% 11/15/27	1,070,000	1,100,769
Series 2017 A2, 5% 11/15/25	1,880,000	1,944,057
Series 2017 B, 5% 11/15/23	780,000	786,657
Series 2017 C1, 5% 11/15/28	660,000	683,308
Series 2017 D:
5% 11/15/23	420,000	423,597
5% 11/15/25	2,140,000	2,212,916
New York State Dorm. Auth.:
Series 2017 A:
5% 2/15/25 (Escrowed to Maturity)	440,000	455,124
5% 2/15/25 (Escrowed to Maturity)	250,000	259,556
Series 2018 A, 5% 3/15/25 (Escrowed to Maturity)	200,000	207,595
Series 2020 A, 5% 3/15/23 (Escrowed to Maturity)	250,000	250,174
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 4.5%, tender 3/3/23 (AMBAC Insured) (b)	300,000	300,000
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	405,000	368,365
Series 2021 J2, 1.1%, tender 5/1/27 (b)	980,000	870,446
Series 2021 K2, 1%, tender 11/1/26 (b)	265,000	238,640
Series J, 0.75% 5/1/25	360,000	338,925
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 4/1/24 (e)	1,110,000	1,121,550
Series 221, 3.5% 10/1/32 (e)	50,000	48,694
New York Trans. Dev. Corp.:
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/23 (e)	675,000	680,095
5% 12/1/25 (e)	2,900,000	2,982,484
Series 2020 C, 5% 12/1/23	1,000,000	1,010,940
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/26 (e)	3,190,000	3,312,876
5% 12/1/27 (e)	1,585,000	1,657,695
New York Urban Dev. Corp. Rev.:
Series 2014 A, 5% 3/15/26 (Pre-Refunded to 3/15/24 @ 100)	340,000	346,492
Series 2016 A:
5% 3/15/23	475,000	475,339
5% 3/15/29	420,000	444,149
Series 2017 A, 5% 3/15/23	200,000	200,143
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/23 (e)	4,225,000	4,228,795
5% 4/1/24 (e)	2,885,000	2,921,124
Poughkeepsie Gen. Oblig. Series 2021, 4% 4/15/23	270,000	269,990
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/23 (Assured Guaranty Muni. Corp. Insured)	275,000	275,000
Suffolk County Gen. Oblig.:
Series 2022 A:
5% 6/15/24	280,000	286,315
5% 6/15/25	295,000	306,891
Series 2022 B:
5% 10/1/25	340,000	355,795
5% 10/1/26	175,000	186,731
Syracuse Reg'l. Arpt. Auth. Series 2021, 5% 7/1/23 (e)	750,000	752,359
Triborough Bridge & Tunnel Auth.:
Bonds:
Series 2021 A2:
2%, tender 5/15/24 (b)	1,000,000	976,821
2%, tender 5/15/26 (b)	1,285,000	1,219,656
Series 2021 B, 5%, tender 5/15/26 (b)	5,000,000	5,239,422
Series 2021 C, 5%, tender 5/15/26 (b)	4,200,000	4,399,814
Series 2022 A, 5% 8/15/24	10,000,000	10,236,776
Series 2023 A:
5% 5/15/25	555,000	576,187
5% 11/15/25	1,200,000	1,258,230
Triborough Bridge & Tunnel Auth. Revs.:
Bonds Series 2005 B 4A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 3.429%, tender 3/1/23 (b)(c)	1,960,000	1,939,529
Series 2013 A, 5% 11/15/26	400,000	401,411
Series 2023 A, 5% 11/15/24	5,370,000	5,520,524
Yonkers Gen. Oblig.:
Series 2021 A:
4% 2/15/24	250,000	251,836
5% 2/15/26 (Assured Guaranty Muni. Corp. Insured)	400,000	421,817
Series 2021 B:
4% 2/15/24	290,000	292,157
5% 2/15/26	320,000	337,454
TOTAL NEW YORK		148,638,138
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
Series 186, 5% 10/15/23 (e)	500,000	504,522
Series 188, 5% 5/1/23 (e)	200,000	200,496
Series 189, 5% 5/1/23	200,000	200,586
Series 193, 5% 10/15/25 (e)	1,000,000	1,030,483
Series 2013 178, 5% 12/1/25 (e)	975,000	984,586
Series 2013, 5% 12/1/24 (e)	250,000	252,384
Series 2014 185, 5% 9/1/25 (e)	415,000	423,872
Series 2018, 5% 9/15/25 (e)	390,000	401,418
Series 2020 221, 5% 7/15/24 (e)	605,000	615,186
Series 207:
5% 9/15/23 (e)	2,095,000	2,112,361
5% 9/15/24 (e)	430,000	438,219
Series 223:
5% 7/15/23 (e)	3,675,000	3,695,850
5% 7/15/24 (e)	1,250,000	1,271,045
5% 7/15/25 (e)	885,000	908,732
TOTAL NEW YORK AND NEW JERSEY		13,039,740
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/25 (e)	100,000	102,670
Series 2021 B, 5% 7/1/24 (e)	2,000,000	2,033,920
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 B, 1.95%, tender 11/1/29 (b)	3,000,000	2,795,602
Series 2018 C, 3.45%, tender 10/31/25 (b)	2,805,000	2,802,168
Series 2018 E, 0.8%, tender 10/31/25 (b)	1,500,000	1,400,417
Series 2021 B, 5%, tender 12/2/24 (b)	1,360,000	1,397,855
Columbus County Indl. Facilities And Poll. Cont. Fing. Auth. Rev. Bonds Series 2019 C, 2.1%, tender 10/1/24 (b)(e)	2,000,000	1,920,466
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/26 (Escrowed to Maturity)	290,000	309,542
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 3.75%, tender 6/1/38 (b)(e)	5,000,000	4,999,343
North Carolina Grant Anticipation Rev.:
Series 2017, 5% 3/1/23	450,000	450,000
Series 2019, 5% 3/1/25	335,000	346,963
Series 2021, 5% 3/1/25	1,250,000	1,294,640
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 A, 5% 1/1/25	200,000	206,313
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2020 A, 5% 6/1/26 (e)	1,000,000	1,042,389
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2020 C, 5% 2/1/24 (Escrowed to Maturity)	22,600,000	22,920,400
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2017 A, 5% 5/1/23 (e)	235,000	235,473
Series 2020 A:
5% 5/1/23 (e)	340,000	340,685
5% 5/1/27 (e)	130,000	137,108
TOTAL NORTH CAROLINA		44,735,954
North Dakota - 0.1%
Cass County Joint Wtr. Resource District Series 2021 A, 0.48% 5/1/24	3,000,000	2,851,194
Ohio - 0.7%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	45,000	45,849
Allen County Hosp. Facilities Rev.:
Bonds Series 2022 B1, 5%, tender 8/3/27 (b)	5,000,000	5,289,456
Series 2017 A, 5% 8/1/23	2,675,000	2,691,831
Series 2020 A, 5% 12/1/23	1,000,000	1,011,310
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	565,000	540,952
Series 2021 A, 5% 2/15/24	555,000	563,665
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	25,000	25,365
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	395,000	406,260
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	10,000	10,320
Series 2018 A:
5% 1/1/25 (e)	1,425,000	1,451,645
5% 1/1/26 (e)	290,000	298,588
Series 2019 B, 5% 1/1/27 (e)	350,000	363,740
Dayton City School District Ctfs. Prtn. Series 2021, 3% 12/1/24	165,000	163,486
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	40,000	40,034
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	1,325,000	1,328,805
Franklin County Rev. Bonds Series 2013 OH, 2.5%, tender 5/1/23 (b)	6,000,000	5,991,875
Gahanna-Jefferson City School District (School Facilities Proj.) Series 2021, 2% 12/1/23	355,000	350,239
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/24	770,000	784,495
5% 8/1/25	310,000	320,758
5% 8/1/26	535,000	563,119
Miami Univ. Series 2022 A, 5% 9/1/24	550,000	564,429
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/23	485,000	487,732
Ohio Gen. Oblig. Series 2021 A, 5% 3/1/23	800,000	800,000
Ohio Higher Edl. Facility Commission Rev.:
(Xavier Univ. 2020 Proj.) Series 2020, 5% 5/1/24	490,000	497,756
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	605,000	561,763
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/25	60,000	61,861
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	35,000	35,172
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	1,055,000	1,092,372
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/24	35,000	35,402
5% 2/15/25	35,000	35,872
5% 2/15/26	405,000	419,435
Series 2019, 5% 2/15/29	700,000	731,974
Toledo Gen. Oblig. Series 2020:
3% 12/1/24	510,000	505,192
3% 12/1/24	425,000	421,630
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/24	300,000	304,089
5% 1/1/25	400,000	412,409
TOTAL OHIO		29,208,880
Oklahoma - 0.6%
Canadian Cny Edl. Facilities Auth. Series 2021, 3% 9/1/23	2,000,000	1,997,006
Cleveland County Edl. Facilities Auth. (Moore Pub. Schools Proj.) Series 2021:
4% 6/1/24	1,050,000	1,056,479
4% 6/1/25	295,000	299,062
Jackson County Facilities Auth. Rev. (Jackson County Courthouse Proj.) Series 2022:
3% 10/1/24	400,000	393,921
3% 10/1/25	730,000	713,841
Mcintosh County Edl. Facilities Auth. (Checotah Pub. School Proj.) Series 2022, 2% 9/1/25	650,000	617,492
Oklahoma City Arpt. Trust Series 2018, 5% 7/1/24 (e)	1,665,000	1,688,905
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26 (d)	5,990,000	5,913,562
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 C, 3.7% 8/15/31 (b)	2,680,000	2,680,000
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/23	560,000	560,629
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	315,000	324,829
Osage County Indl. Auth. Series 2022, 2% 9/1/23	3,500,000	3,455,794
Tulsa County Independent School District #1 Series 2021 B, 0.25% 9/1/24	4,000,000	3,745,741
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Berryhill Pub. School Proj.) Series 2020:
4% 9/1/24	445,000	448,557
4% 9/1/25	690,000	699,617
Univ. of Oklahoma Gen. Rev.:
Series 2020 B, 4% 7/1/24	490,000	492,326
Series 2021 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,125,000	1,130,920
TOTAL OKLAHOMA		26,218,681
Oregon - 0.3%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	6,770,000	6,723,653
Oregon Gen. Oblig. Series 2021 A, 5% 5/1/24	1,500,000	1,532,878
Port of Morrow Full Faith and Cr. Obligations Series 2021 D:
4% 12/1/23	110,000	110,392
4% 12/1/24	150,000	151,332
4% 12/1/25	150,000	152,221
Port of Portland Arpt. Rev.:
Series 2014 22, 5% 7/1/25 (e)	1,255,000	1,273,643
Series 2015 23, 5% 7/1/23	275,000	276,593
Series 2022, 5% 7/1/25 (e)	1,315,000	1,348,629
Series 26 C:
5% 7/1/23 (e)	2,000,000	2,008,207
5% 7/1/24 (e)	1,000,000	1,015,918
Salem Hosp. Facility Auth. Rev. (Cap. Manor Proj.) Series 2022, 5% 5/15/26	135,000	134,556
TOTAL OREGON		14,728,022
Pennsylvania - 3.0%
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series 2017 E, 0.000% x SIFMA Municipal Swap Index 4.12%, tender 5/15/27 (b)(c)	4,000,000	3,890,320
Series 2019 A, 5% 7/15/24	1,745,000	1,781,411
Series 2021 B:
5% 10/15/23	950,000	958,299
5% 10/15/24	705,000	722,610
5% 10/15/25	740,000	767,612
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A, 4% 6/1/24	300,000	302,986
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series C, 3% 9/1/23	245,000	244,524
Coatesville Area School District Series 2017, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	710,000	714,907
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/24	275,000	280,427
Series 2020 A, 5% 6/1/23	350,000	351,334
Delaware County Auth. Univ. Rev. Series 2020, 5% 10/1/23	240,000	240,529
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2022:
5% 1/1/24	1,700,000	1,723,593
5% 1/1/25	1,805,000	1,863,599
Laurel Highlands School District Series 2021:
4% 2/1/24	635,000	637,771
4% 2/1/25	345,000	349,066
Lycoming County Auth. Rev. Bonds Series 2013 S2, 4.5%, tender 11/1/35 (b)	1,400,000	1,387,291
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	5,000	5,005
Series 2019:
5% 9/1/23	500,000	503,408
5% 9/1/26	1,250,000	1,312,959
Neshannock Township School District Gen. Oblig. Series 2021 B, 2% 9/1/23	325,000	321,899
Northampton County Gen. Purp. College Rev. Series 2017, 5% 11/1/23	365,000	369,252
Octorara Area School District Chester and Lancaster Counties Series 2020, 4% 4/1/23	700,000	700,362
Parkland School District Series 2021 A, 3% 2/1/24	225,000	224,220
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A, 5% 11/15/23	225,000	227,223
Series 2021 A, 4% 10/15/23	425,000	426,135
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 B1, 3.45%, tender 4/17/23 (b)(e)	600,000	599,153
(Republic Svcs., Inc. Proj.):
Series 2014, 3.8%, tender 4/3/23 (b)(e)	15,250,000	15,239,610
Series 2019 B2, 3.6%, tender 7/17/23 (b)(e)	10,400,000	10,374,774
(Waste Mgmt., Inc. Proj.) Series 2013, 3.5%, tender 5/1/23 (b)(e)	15,500,000	15,480,202
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(e)	500,000	474,680
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 3.82%, tender 6/3/24 (b)(c)(e)	1,365,000	1,331,861
Series 2011, 2.15%, tender 7/1/24 (b)(e)	775,000	753,557
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 8/15/23	780,000	786,931
Series 2019, 5% 7/15/25	1,000,000	1,044,592
Pennsylvania Hsg. Fin. Agcy.:
Bonds Series 2018 127C, 3.784%, tender 3/2/23 (b)(c)	4,000,000	4,000,418
Series 2021 134 B, 5% 10/1/23 (e)	1,000,000	1,005,625
Series 2021 134B, 5% 10/1/24 (e)	1,000,000	1,015,853
Series 2021 135 B:
5% 4/1/23 (e)	660,000	660,485
5% 10/1/23 (e)	1,025,000	1,030,765
5% 4/1/24 (e)	600,000	606,243
5% 10/1/24 (e)	805,000	817,762
5% 4/1/25 (e)	180,000	183,920
Series 2021 137:
0.45% 10/1/23	325,000	319,252
5% 4/1/24	200,000	203,248
5% 4/1/25	200,000	206,173
5% 10/1/26	280,000	295,457
Series 2022 138, 5% 4/1/25	2,415,000	2,494,453
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Bonds Series 2022:
1.25%, tender 2/1/24 (b)	6,000,000	5,839,844
1.5%, tender 7/1/23 (b)	9,000,000	8,929,161
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2021 B, 5% 12/1/23	1,410,000	1,426,886
Series 2022 B:
5% 12/1/23	435,000	440,210
5% 12/1/24	425,000	437,245
5% 12/1/25	425,000	446,823
Philadelphia Arpt. Rev.:
Series 2015 A:
5% 6/15/24 (e)	1,315,000	1,333,187
5% 6/15/26 (e)	1,000,000	1,023,138
Series 2017 A, 5% 7/1/24	40,000	40,846
Series 2017 B:
5% 7/1/23 (e)	3,280,000	3,291,400
5% 7/1/24 (e)	1,160,000	1,176,655
5% 7/1/25 (e)	440,000	450,069
Series 2020 C, 5% 7/1/23 (e)	8,930,000	8,961,037
Series 2021:
5% 7/1/24 (e)	1,970,000	1,998,284
5% 7/1/25 (e)	3,925,000	4,014,817
5% 7/1/28 (e)	95,000	100,663
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/24	535,000	537,589
Philadelphia School District:
Series 2019 A, 5% 9/1/23	185,000	186,398
Series 2021 B, 5% 9/1/23	660,000	664,986
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2017 C, SIFMA Municipal Swap Index + 0.650% 4.07%, tender 3/2/23 (Assured Guaranty Muni. Corp. Insured) (b)(c)	4,000,000	4,001,706
Series 2019 A, 5% 9/1/23	270,000	272,239
Reading School District Series 2017:
5% 3/1/25 (Assured Guaranty Muni. Corp. Insured)	5,000	5,160
5% 3/1/26 (Assured Guaranty Muni. Corp. Insured)	5,000	5,259
5% 3/1/27 (Assured Guaranty Muni. Corp. Insured)	5,000	5,359
5% 3/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,367
Southcentral Pennsylvania Gen. Auth. Rev. Series 2021 TT2:
5% 5/1/24	210,000	213,324
5% 5/1/25	340,000	349,268
5% 5/1/26	320,000	333,449
Southeastern Pennsylvania Trans. Auth. Rev. Series 2020, 5% 6/1/23	750,000	753,140
Township of East Vincent Gen. Oblig. Series 2021:
3% 12/1/23	200,000	199,429
3% 12/1/24	250,000	248,646
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/23	350,000	349,693
4% 7/1/24	450,000	448,951
TOTAL PENNSYLVANIA		127,721,984
Rhode Island - 0.1%
Rhode Island Commerce Corp. Series 2016 A, 5% 6/15/24	1,010,000	1,030,469
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/23	25,000	25,038
5% 5/15/24	160,000	161,400
5% 5/15/25	120,000	121,741
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	130,000	134,794
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	65,000	64,586
Series 2022 76 A:
5% 4/1/27	35,000	37,458
5% 4/1/28	250,000	271,899
5% 4/1/29	300,000	329,647
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2018 A, 5% 12/1/25 (e)	855,000	881,569
Series 2019 A:
5% 12/1/26 (e)	570,000	596,004
5% 12/1/28 (e)	490,000	524,878
Series A, 4% 12/1/26 (e)	145,000	145,390
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/26	75,000	76,656
5% 6/1/27	20,000	20,456
TOTAL RHODE ISLAND		4,421,985
South Carolina - 0.7%
Charleston County Arpt. District Series 2013 A, 5.5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100) (e)	850,000	855,741
Charleston County School District Series 2022, 4% 3/31/23	5,000,000	5,003,499
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	9,975,000	10,002,531
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2021 A, 4% 1/1/24	1,000,000	1,002,905
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	95,000	96,173
5% 12/1/26	25,000	25,976
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Series 2022 B, 4% 3/1/23	2,145,000	2,145,000
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	90,000	89,507
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (e)	1,260,000	1,300,176
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (e)	670,000	695,076
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (e)	320,000	331,977
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (e)	1,075,000	1,115,234
Series 2019 B, 5% 7/1/26 (e)	185,000	193,200
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/23 (Escrowed to Maturity)	110,000	111,440
5% 12/1/25	190,000	194,955
Series 2015 A, 5% 12/1/25	115,000	118,827
Series 2020 A:
5% 12/1/23	70,000	70,709
5% 12/1/23 (Escrowed to Maturity)	395,000	400,170
5% 12/1/23 (Escrowed to Maturity)	155,000	157,029
5% 12/1/24	40,000	40,981
5% 12/1/24 (Escrowed to Maturity)	95,000	97,982
5% 12/1/24 (Escrowed to Maturity)	230,000	237,221
Series 2021 A:
5% 12/1/24	375,000	384,199
5% 12/1/25	850,000	884,299
Series 2022 C:
5% 12/1/23	270,000	272,734
5% 12/1/25	360,000	374,527
Series 2022 E:
5% 12/1/23	500,000	505,064
5% 12/1/25	150,000	156,053
5% 12/1/26	170,000	179,278
Series A, 5% 12/1/23 (Escrowed to Maturity)	1,015,000	1,028,285
Spartanburg County Reg'l. Health Series 2022, 5% 4/15/23	690,000	691,016
TOTAL SOUTH CAROLINA		28,761,764
South Dakota - 0.0%
South Dakota Board of Regents Hsg. and Auxiliary Facilities Series 2021:
3% 4/1/23	275,000	274,905
3% 4/1/24	425,000	422,696
3% 4/1/25	500,000	489,789
South Dakota Health & Edl. Facilities Auth. Rev. Series 2020 A, 5% 9/1/23	335,000	337,284
South Dakota Hsg. Dev. Auth. Series 2017 D, 4% 11/1/47	515,000	511,834
TOTAL SOUTH DAKOTA		2,036,508
Tennessee - 1.3%
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 3.5%, tender 5/1/23 (b)(e)	500,000	499,361
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2020 B:
5% 7/1/23 (e)	1,405,000	1,409,651
5% 7/1/24 (e)	3,750,000	3,799,947
Series 2021 A, 5% 7/1/25 (e)	2,750,000	2,812,929
Series 2021 C:
5% 7/1/23 (e)	1,750,000	1,755,793
5% 7/1/24 (e)	1,850,000	1,874,640
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(e)	400,000	379,744
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Bonds (Richland Hills Apts. Proj.) Series 2021, 1.25%, tender 12/1/23 (b)	4,000,000	3,926,742
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/25 (e)	1,910,000	1,953,707
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2022 B, 4% 1/1/26	1,425,000	1,464,008
Tennergy Corp. Gas Rev.:
Bonds Series 2019 A, 5%, tender 10/1/24 (b)	10,650,000	10,837,938
Series 2021 A:
4% 3/1/23	350,000	350,000
4% 9/1/23	275,000	274,981
4% 3/1/24	300,000	299,792
Tennessee Energy Acquisition Corp.:
Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	16,940,000	16,959,864
Series 2023 A1, 5%, tender 5/1/28 (b)	3,000,000	3,097,718
Series 2021 A, 5% 11/1/23	250,000	251,387
Tennessee Gen. Oblig. Series 2015 A, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	1,510,000	1,579,882
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3A, 3% 1/1/52	240,000	230,277
TOTAL TENNESSEE		53,758,361
Texas - 4.8%
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	24,130
Andrews County Hosp. District Series 2021, 5% 3/15/26	1,430,000	1,493,188
Atascosa County Indl. Dev. Corp. Poll. Cont. Rev. Series 2020:
5% 12/15/23	450,000	453,398
5% 12/15/24	550,000	559,998
Austin Arpt. Sys. Rev.:
Series 2014, 5% 11/15/26 (e)	715,000	727,347
Series 2019:
5% 11/15/23 (e)	845,000	852,645
5% 11/15/24 (e)	3,360,000	3,436,240
Austin Independent School District Series 2015 A, 4% 8/1/34 (Pre-Refunded to 8/1/25 @ 100)	1,585,000	1,618,374
Austin Wtr. & Wastewtr. Sys. Rev. Series 2022, 5% 11/15/25	1,000,000	1,052,244
Bexar County Gen. Oblig. Series 2014, 5% 6/15/25	960,000	981,040
Cameron County Tex Hsg. Fin. Corpm Bonds Series 2022, 3.5%, tender 12/1/23 (b)	3,000,000	2,984,431
Central Reg'l. Mobility Auth.:
Series 2016:
5% 1/1/24	75,000	75,936
5% 1/1/26	75,000	78,223
Series 2020 B:
5% 1/1/25	125,000	128,227
5% 1/1/26	125,000	130,372
Series 2020 F, 5% 1/1/25	6,000,000	6,096,286
City of Beaumont Series 2021, 5% 3/1/23	665,000	665,000
Clear Creek Independent School District Bonds Series 2021 B, 0.28%, tender 8/15/24 (b)	630,000	592,963
Clifton Higher Ed. Fin. Corp. Ed. Rev. Series 2022 A, 5% 8/15/26	475,000	494,479
Coastal Bend Health Facilities Dev. Corp. Series 2005 B2, 4.15%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	5,425,000	5,425,000
Corpus Christi Util. Sys. Rev. Series 2012, 5% 7/15/23	200,000	200,270
Cypress-Fairbanks Independent School District:
Bonds Series 2015 B1, 0.28%, tender 8/15/24 (b)	4,285,000	4,042,831
Series 2020 A, 5% 2/15/25	210,000	217,601
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 E, 5% 11/1/23 (e)	2,700,000	2,723,105
Series 2014 A:
4% 11/1/23 (e)	200,000	200,414
5.25% 11/1/26 (e)	900,000	907,589
5.25% 11/1/30 (e)	1,000,000	1,007,532
Series 2014 D, 5% 11/1/23 (e)	3,580,000	3,610,635
Series 2020 A:
5% 11/1/23	2,250,000	2,274,432
5% 11/1/24	225,000	231,447
Series 2021 B, 5% 11/1/24	3,500,000	3,600,286
Denton Independent School District:
Bonds Series 2014 B, 2%, tender 8/1/24 (b)	600,000	585,261
Series 2016, 0% 8/15/25	35,000	32,377
East Downtown Redev. Auth. Series 2021:
5% 9/1/24	405,000	411,704
5% 9/1/26	300,000	310,607
Forney Independent School District Series 2021 B, 5% 8/15/25	1,010,000	1,055,680
Fort Bend County Muni. Util. District Series 2021, 2% 4/1/24	750,000	731,590
Fort Bend Independent School District Bonds:
Series 2020 B, 0.875%, tender 8/1/25 (b)	3,190,000	2,971,311
Series 2021 B, 0.72%, tender 8/1/26 (b)	2,170,000	1,947,099
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	35,000	35,000
Series 2016, 5% 3/1/25	120,000	124,427
Galveston Pub. Facility Corp. Multifamily Hsg. Rev. Bonds Series 2021, 0.47%, tender 8/1/24 (b)	3,000,000	2,841,642
Georgetown Independent School District Bonds Series 2019 B:
2.5%, tender 8/1/23 (b)	2,285,000	2,274,833
2.5%, tender 8/1/23 (b)	1,660,000	1,657,152
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (b)	500,000	456,645
Grand Parkway Trans. Corp. Bonds Series 2018 B, 5%, tender 10/1/23 (b)	1,865,000	1,880,624
Hale Ctr. Ed. Facilities Corp. (Wayland Baptist Univ. Proj.) Series 2022, 5% 3/1/25	475,000	482,287
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2020 A, 0.9%, tender 5/15/25 (b)	3,180,000	2,956,965
Series 2020 C2, 5%, tender 12/1/24 (b)	200,000	204,701
Series 2014 A, 5% 12/1/26	120,000	123,670
Series 2020 A, 4% 7/1/25	250,000	253,549
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A4, 4.15%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	5,400,000	5,400,000
Series A3, 4.15%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	3,525,000	3,525,000
Houston Arpt. Sys. Rev.:
Series 2018 C, 5% 7/1/25 (e)	400,000	409,153
Series 2020 A, 5% 7/1/23 (e)	1,000,000	1,004,236
Series 2021 A:
5% 7/1/24 (e)	500,000	508,676
5% 7/1/26 (e)	1,250,000	1,295,458
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2021:
4% 9/1/24	250,000	251,926
4% 9/1/25	215,000	217,636
4% 9/1/26	275,000	281,253
Houston Independent School District Bonds Series 2023 C, 4%, tender 6/1/25 (b)(d)	5,665,000	5,746,531
Hsg. Synergy PFC Multifamily Hsg. Bonds (Villages of Westlake Apts.) Series 2022, 3.5%, tender 8/1/24 (b)	4,000,000	3,968,883
Katy Independent School District Bonds Series 2021 C, 1.5%, tender 8/15/24 (b)	2,500,000	2,427,492
Kilgore Independent School District Bonds Series 2022, 2%, tender 8/15/25 (b)	4,000,000	3,840,017
Klein Independent School District Series 2015 A, 5% 8/1/24	225,000	230,832
Leander Independent School District Series 2013 A, 0% 8/15/23 (Escrowed to Maturity)	1,000,000	984,386
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/23 (e)	375,000	378,209
Series 2017:
5% 11/1/23 (e)	1,150,000	1,159,841
5% 11/1/24 (e)	750,000	766,592
Series 2021:
5% 11/1/23 (e)	3,860,000	3,893,031
5% 11/1/24 (e)	3,560,000	3,638,759
5% 11/1/25 (e)	605,000	621,518
5% 11/1/26 (e)	405,000	420,865
5% 11/1/27 (e)	415,000	435,397
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018, 5% 5/15/23	265,000	265,951
Series 2019:
5% 5/15/23	1,070,000	1,073,840
5% 5/15/24	930,000	949,987
Series 2020:
5% 5/15/23	215,000	215,772
5% 5/15/24	550,000	561,820
Series 2015 B, 5% 5/15/24	325,000	331,985
Series 2022:
5% 5/15/24 (Assured Guaranty Muni. Corp. Insured)	3,365,000	3,437,319
5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	2,435,000	2,524,271
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021, 5% 4/15/25	725,000	750,878
Magnolia Independent School District Series 2023:
5% 8/15/23 (d)	1,900,000	1,916,355
5% 8/15/24 (d)	2,100,000	2,154,315
Midland County Pub. Facilities Corp. Bonds Series 2020, 0.35%, tender 6/1/23 (b)	2,000,000	1,978,468
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 3.5%, tender 5/1/23 (b)(e)	8,500,000	8,489,000
Series 2020 A, 3.5%, tender 5/1/23 (b)(e)	3,900,000	3,894,953
(Waste Mgmt., Inc. Proj.):
Series 2018, 3.795%, tender 7/1/24 (b)(e)	3,425,000	3,334,324
Series 2020 A, 3.5%, tender 3/1/23 (b)(e)	7,650,000	7,650,000
Series 2020 B, 3.5%, tender 3/1/23 (b)(e)	1,800,000	1,800,000
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (b)	1,900,000	1,830,426
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	57,323
North Texas Tollway Auth. Rev.:
Series 2017 A:
5% 1/1/24	70,000	70,093
5% 1/1/26	65,000	65,083
Series 2019 B, 5% 1/1/25	325,000	335,317
Series 2020 A, 5% 1/1/25	265,000	273,412
Series 2021 B, 5% 1/1/26	695,000	727,931
Northside Independent School District Bonds:
Series 2018, 2.75%, tender 8/1/23 (b)	3,000,000	2,982,750
Series 2020, 0.7%, tender 6/1/25 (b)	820,000	765,183
Odessa Hsg. Fin. Corp. Multifamily Hsg. Rev. Bonds Series 2020, 0.35%, tender 3/1/23 (b)	2,500,000	2,500,000
Pasadena Independent School District Series 2022, 5% 2/15/25	2,595,000	2,687,924
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	610,000	605,342
Plano Independent School District Series 2023, 5% 2/15/25	2,315,000	2,399,680
Port Arthur Series 2021:
5% 2/15/24	240,000	243,634
5% 2/15/24	195,000	197,953
Port of Houston Auth. Series 2021, 5% 10/1/23	805,000	813,460
Prosper Independent School District:
Bonds Series 2019 B, 2%, tender 8/15/23 (b)	1,000,000	991,029
Series 2015, 5% 2/15/24	250,000	254,163
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/23 (e)	195,000	195,826
5% 7/1/25 (e)	400,000	409,153
5% 7/1/26 (e)	500,000	518,183
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2018, SIFMA Municipal Swap Index + 0.870% 4.29%, tender 12/1/25 (b)(c)	4,065,000	4,065,087
Series 2022, 2%, tender 12/1/27 (b)	1,480,000	1,370,727
Series 2016, 5% 2/1/25 (Escrowed to Maturity)	330,000	341,493
Series 2022, 5% 2/1/26	545,000	573,775
San Antonio Independent School District Series 2015, 5% 2/15/24	315,000	320,393
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 1%, tender 11/1/26 (b)	3,000,000	2,660,890
Splendora Independent School District Series 2016 A, 5% 2/15/25	200,000	206,701
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/23 (Escrowed to Maturity)	20,000	20,165
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	50,000	50,413
Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	2,030,000	2,119,329
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	1,240,000	1,280,355
5% 2/15/26	35,000	36,767
Texas A&M Univ. Rev. Series 2021 A:
5% 5/15/24	1,350,000	1,381,105
5% 5/15/26	725,000	771,274
Texas Gen. Oblig.:
Series 2013 B, 5.5% 8/1/23 (e)	5,500,000	5,544,886
Series 2019, 4% 8/1/25 (e)	3,005,000	3,049,364
Texas Muni. Gas Acquisition And Supply Corp. Series 2021, 5% 12/15/23	3,450,000	3,465,682
Texas Muni. Pwr. Agcy. Rev. Series 2021:
3% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	900,000	897,649
3% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	850,000	843,183
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	3,750,000	3,360,017
Waco Edl. Fin. Corp. Rev. Series 2021:
3% 3/1/23	325,000	325,000
4% 3/1/25	400,000	404,742
Waco Gen. Oblig. Series 2022, 5% 2/1/26	2,065,000	2,172,851
TOTAL TEXAS		205,143,429
Utah - 0.2%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (e)	150,000	152,349
Series 2018 A, 5% 7/1/23 (e)	250,000	250,951
Series 2021 A:
5% 7/1/23 (e)	550,000	552,093
5% 7/1/24 (e)	1,000,000	1,015,658
Utah County Hosp. Rev. Bonds:
Series 2018 B2, 5%, tender 8/1/24 (b)	4,760,000	4,826,623
Series 2020 B1, 5%, tender 8/1/24 (b)	1,120,000	1,144,494
Utah Infrastructure Agcy. Series 2021, 3% 10/15/24	500,000	483,263
Vineyard Redev. Agcy. Series 2021, 5% 5/1/24 (Assured Guaranty Muni. Corp. Insured)	675,000	688,084
TOTAL UTAH		9,113,515
Vermont - 0.1%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A, 5% 6/15/23 (e)	700,000	702,494
Series 2019 A, 5% 6/15/25 (e)	1,300,000	1,331,875
Series 2020 A, 5% 6/15/27 (e)	665,000	698,608
TOTAL VERMONT		2,732,977
Virginia - 1.0%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/23	340,000	341,519
5% 7/1/24	425,000	432,763
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	7,400,000	7,470,128
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (b)	1,625,000	1,629,799
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	50,849
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.65%, tender 5/31/24 (b)	3,000,000	2,899,227
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (b)(e)	2,735,000	2,718,748
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2008 A, 1.9%, tender 6/1/23 (b)	2,500,000	2,485,369
Series 2008 B, 0.75%, tender 9/2/25 (b)	4,000,000	3,632,844
Norfolk Arpt. Auth.:
Series 2021 A:
4% 7/1/24	1,170,000	1,178,736
4% 7/1/25	1,000,000	1,015,544
Series 2021 B:
4% 7/1/23 (e)	500,000	500,281
5% 7/1/24 (e)	400,000	406,003
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	25,424
5% 6/15/25	20,000	20,645
5% 6/15/26	35,000	36,660
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 B, 5% 8/1/23 (e)	410,000	412,647
Virginia Small Bus. Fing. Auth. Bonds (Pure Salmon Virgina LLC Proj.) Series 2022, 3.5%, tender 8/1/23 (b)(e)	15,000,000	14,927,892
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	2,075,000	1,994,103
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	300,000	298,259
TOTAL VIRGINIA		42,477,440
Washington - 0.9%
King County Hsg. Auth. Rev.:
Series 2019:
3% 11/1/23	1,175,000	1,171,482
4% 11/1/24	135,000	136,306
Series 2020:
3% 6/1/23	400,000	399,433
3% 6/1/25	275,000	268,755
Series 2021:
2% 6/1/23	780,000	776,617
3% 12/1/25	825,000	815,409
King County Hsg. Auth. Workforce Hsg. Preservation Series 2021, 2% 10/1/23	100,000	99,001
King County Pub. Hosp. District #2 Series 2015 B, 5% 12/1/34 (Pre-Refunded to 12/1/24 @ 100)	1,000,000	1,031,394
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	3,295,000	3,004,353
Port of Seattle Rev.:
Series 2015 C:
5% 4/1/24 (e)	600,000	607,322
5% 4/1/25 (e)	2,000,000	2,034,778
Series 2016 B, 5% 10/1/23 (e)	2,065,000	2,084,320
Series 2016, 5% 2/1/25	290,000	299,227
Series 2019:
5% 4/1/23 (e)	400,000	400,441
5% 4/1/24 (e)	400,000	404,881
5% 4/1/25 (e)	280,000	287,791
Series 2021 C:
5% 8/1/23 (e)	3,665,000	3,682,175
5% 8/1/24 (e)	2,260,000	2,296,918
5% 8/1/25 (e)	390,000	402,986
Series 2021:
5% 9/1/23 (e)	2,100,000	2,116,900
5% 9/1/24 (e)	1,080,000	1,103,246
Series 2022 B:
5% 8/1/24 (e)	1,420,000	1,443,197
5% 8/1/25 (e)	1,335,000	1,379,452
5% 8/1/26 (e)	835,000	873,122
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,740,000	1,575,891
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/25	25,000	25,825
5% 1/1/26	35,000	36,852
Washington Gen. Oblig.:
Series 2018 C, 5% 8/1/25	1,000,000	1,045,091
Series R 2020 A, 5% 1/1/25	250,000	258,748
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	205,000	209,399
5% 8/15/26	115,000	118,887
5% 8/15/27	50,000	52,338
Bonds Series 2019 B, 5%, tender 8/1/24 (b)	1,095,000	1,110,524
Series 2015 B, 5% 8/15/23	600,000	604,574
Series 2015, 5% 7/1/24	1,250,000	1,270,060
Washington Hsg. Fin. Commission Series 2021 2N, 5% 6/1/25	945,000	977,963
Washington State Econ. Dev. Fin. Auth. Bonds Series 2022, 3.9%, tender 12/8/23 (b)(e)(f)	5,000,000	4,984,570
TOTAL WASHINGTON		39,390,228
West Virginia - 0.1%
Hsg. Auth. of Everett Bonds Series 2021, 0.3%, tender 9/1/23 (b)	1,500,000	1,467,548
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.):
Series 2010 A, 0.625%, tender 12/15/25 (b)	2,000,000	1,799,661
Series 2015 A, 2.55%, tender 4/1/24 (b)	225,000	220,388
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 5% 6/1/24	1,490,000	1,515,565
TOTAL WEST VIRGINIA		5,003,162
Wisconsin - 0.7%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/25	300,000	306,675
Clayton Town Series 2021 B, 2% 6/1/26	2,000,000	1,859,606
Dunn County Gen. Oblig. Series 2021 A, 0.25% 10/1/24	1,155,000	1,075,747
Milwaukee County Arpt. Rev. Series 2013 A, 5.25% 12/1/23 (e)	35,000	35,367
Milwaukee Gen. Oblig. Series 2018 N4, 5% 4/1/25	1,130,000	1,161,443
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	2,375,000	2,439,085
Pub. Fin. Auth. Hosp. Rev. Series 2020 A:
5% 6/1/23	345,000	345,972
5% 6/1/24	675,000	684,847
5% 6/1/25	375,000	384,805
5% 6/1/26	300,000	312,436
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A, 3.5%, tender 5/1/23 (b)(e)	1,000,000	998,723
Series 2017 A1, 3.5%, tender 5/1/23 (b)(e)	1,100,000	1,098,595
Series 2017 A2, 3.5%, tender 5/1/23 (b)(e)	2,800,000	2,796,424
Pub. Fin. Auth. Wis Pollutionc Bonds (Duke Energy Progress Proj.) Series 2022 A, 3.3%, tender 10/1/26 (b)	2,000,000	1,987,257
Racine Unified School District Series 2021:
2% 4/1/23	225,000	224,688
2% 4/1/24	475,000	466,672
2% 4/1/25	600,000	574,405
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	90,000	92,490
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (b)	355,000	364,865
Series 2018, 5% 4/1/26	195,000	205,509
Series 2019 A:
5% 12/1/23	35,000	35,406
5% 12/1/24	100,000	102,710
5% 12/1/25	125,000	129,878
5% 12/1/26	200,000	210,556
Wisconsin Health & Edl. Facilities Auth. Series 2014 A, 5% 12/1/24	775,000	791,872
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds Series 2018 C3, 5%, tender 6/24/26 (b)	3,825,000	4,021,477
Series 2021 B:
4% 9/15/24	200,000	198,295
4% 9/15/26	220,000	215,173
Series 2022, 5% 10/1/25	3,635,000	3,791,925
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 C, 3% 9/1/52	330,000	316,855
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	170,000	162,130
0.81%, tender 5/1/25 (b)	200,000	187,705
TOTAL WISCONSIN		27,579,593
Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021:
4% 5/1/23	250,000	250,225
4% 5/1/25	260,000	263,568
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2020 3, 5% 6/1/23 (e)	955,000	958,284
Series 2021 4, 0.3% 6/1/23 (e)	1,170,000	1,161,409
TOTAL WYOMING		2,633,486
TOTAL MUNICIPAL BONDS (Cost $2,232,249,166)		2,189,476,333

Municipal Notes - 23.9%
	Principal Amount (a)	Value ($)
Alabama - 0.9%
Black Belt Energy Gas District Participating VRDN:
Series XF 30 73, 3.72% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	7,500,000	7,500,000
Series ZL 03 96, 3.72% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,395,000	2,395,000
Series ZL 03 97, 3.72% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,400,000	2,400,000
Health Care Auth. for Baptist Health Series 2013 B, 4.19% 3/7/23, VRDN (b)	8,245,000	8,245,000
Southeast Energy Auth. Rev. Bonds Participating VRDN Series XG 04 10, 3.72% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	12,500,000	12,500,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 2.8% 3/1/23, VRDN (b)(e)	3,200,000	3,200,000
TOTAL ALABAMA		36,240,000
Arizona - 0.5%
Arizona Health Facilities Auth. Rev. Series 2015 B, 3.67% 3/2/23, LOC MUFG Bank Ltd., VRDN (b)	2,500,000	2,441,878
Glendale Indl. dev auth Sr Living Facilities Rev. Participating VRDN Series BC 22 01, 3.43% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,465,000	2,465,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2023 C, 3.17% 6/6/23, CP	10,000,000	9,985,197
Tender Option Bond Trust Receipts Participating VRDN Series XG 03 91, 3.72% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	6,700,000	6,700,000
TOTAL ARIZONA		21,592,075
California - 2.0%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 75, 3.55% 3/7/23 (Liquidity Facility Bank of America NA) (b)(g)(h)	4,825,000	4,825,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater MIZ 91 13, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,600,000	1,600,000
California Statewide Cmntys. Dev. Auth. Rev. Series 2023 E, 3.2% tender 6/8/23, CP mode	2,500,000	2,500,332
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 3.67% 3/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(g)(h)	16,800,000	16,800,000
Series 2022 MIZ 90 90, 3.67% 3/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(g)(h)	4,900,000	4,900,000
Los Angeles County Gen. Oblig. TRAN Series 2022, 4% 6/30/23	5,000,000	5,017,462
Los Angeles Gen. Oblig. TRAN Series 2022, 4% 6/29/23	11,725,000	11,765,622
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 90 97, 3.67% 3/7/23, LOC Mizuho Cap. Markets LLC (b)(g)(h)	1,500,000	1,500,000
Riverside County Gen. Oblig. TRAN Series 2022, 5% 6/30/23	1,250,000	1,258,521
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 90 63, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	16,325,000	16,325,000
Series MIZ 91 15, 3.72% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	12,800,000	12,800,000
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series 2023 A2, 2.65% 3/8/23, LOC Bank of America NA, CP	3,500,000	3,499,647
TOTAL CALIFORNIA		82,791,584
Colorado - 0.5%
Colorado Ed. Ln. Prog. TRAN Series 2022 A, 5% 6/29/23	6,960,000	7,000,409
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 3.77% 3/7/23, LOC Deutsche Bank AG, VRDN (b)	580,000	580,000
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series XM 10 59, 3.67% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,495,000	1,495,000
Series XM 10 61, 3.67% 3/2/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,400,000	1,400,000
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	99,393	99,393
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 3.62% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(g)(h)	4,133,500	4,133,500
Series Floaters XM 07 15, 3.67% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(g)(h)	6,785,000	6,785,000
TOTAL COLORADO		21,493,302
Connecticut - 0.2%
Connecticut Hsg. Fin. Auth. Series 2022 A4, 3.72% 3/7/23, VRDN (b)	10,000,000	9,926,252
Florida - 0.8%
Broward County School District TAN Series 2022, 4% 6/30/23	2,000,000	2,005,398
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XL 02 90, 3.72% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(g)(h)	4,300,000	4,300,000
Jacksonville Health Care Series 2023, 3.35% 6/8/23, CP	1,000,000	999,139
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 4.02% 3/7/23, VRDN (b)	12,800,000	12,800,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN:
Series Floater MIZ 90 87, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,035,000	1,035,000
Series MIZ 90 72, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	400,000	400,000
Miami-Dade County Aviation Rev. Series 2023, 3.2% 3/6/23, LOC Bank of America NA, CP (e)	2,000,000	1,999,929
Miami-Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2021, 2.75% 3/1/23, VRDN (b)(e)	5,000,000	5,000,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 2.75% 3/1/23, VRDN (b)(e)	3,200,000	3,200,000
TOTAL FLORIDA		31,739,466
Georgia - 0.9%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022:
3% 3/1/23, VRDN (b)(e)	15,500,000	15,500,000
3.05% 3/1/23, VRDN (b)(e)	9,630,000	9,630,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 3% 3/1/23, VRDN (b)(e)	7,455,000	7,455,000
Participating VRDN Series 2021 XG 03 08, 3.48% 3/7/23 (Liquidity Facility Bank of America NA) (b)(g)(h)	1,770,000	1,770,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 2.9% 3/1/23, VRDN (b)(e)	700,000	700,000
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters XM 04 35, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	5,000,000	5,000,000
TOTAL GEORGIA		40,055,000
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 4.15% 3/7/23 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	500,000	500,000
Illinois - 1.2%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series XX 10 41, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,180,000	4,180,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series 2022 XL 03 14, 3.69% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	10,700,000	10,700,000
Series XF 14 24, 3.72% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	5,000,000	5,000,000
Series XM 10 38, 3.69% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	7,300,000	7,300,000
Series XM 10 41, 3.72% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	13,200,000	13,200,000
Deutsche Spears/Lifers Trust Participating VRDN Series 2016 XG 00 93, 3.72% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(g)(h)	5,670,000	5,670,000
Illinois Edl. Facilities Auth. Rev. Series 2023, 2.7% 4/4/23, CP	4,500,000	4,495,884
Reg'l. Transn Auth. Extend Series 2005 B, 3.25% 3/7/23, VRDN (b)	1,005,000	1,005,000
TOTAL ILLINOIS		51,550,884
Indiana - 0.3%
Indiana Fin. Auth. Rev. Series 2023 D2, 3.33% tender 6/6/23, CP mode	2,375,000	2,372,992
Indiana Hsg. & Cmnty. Dev. Auth. Participating VRDN Series XF 11 46, 3.72% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	4,100,000	4,100,000
Indiana Univ. Student Fee Revs. Series 2023, 2.85% 6/9/23, CP	4,783,000	4,772,367
Lucky Heights Tc, Lp Participating VRDN Series XF 11 41, 3.72% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,230,000	2,230,000
TOTAL INDIANA		13,475,359
Kansas - 0.1%
Wichita Gen. Oblig. BAN Series 310, 5% 10/13/23	5,000,000	5,049,632
Kentucky - 0.6%
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 3.5% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	9,300,000	9,300,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 2.7% 3/1/23, VRDN (b)(e)	300,000	300,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 3.5% 3/1/23, VRDN (b)(e)	13,820,000	13,820,000
Series 2020 B1, 3.5% 3/1/23, VRDN (b)(e)	800,000	800,000
TOTAL KENTUCKY		24,220,000
Louisiana - 0.6%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	585,000	585,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 3.93% 3/7/23, VRDN (b)	24,220,000	24,220,000
TOTAL LOUISIANA		24,805,000
Maryland - 0.4%
Baltimore County Gen. Oblig.:
BAN Series 2022, 4% 3/24/23	8,000,000	8,004,306
Participating VRDN Series 2022 032, 3.62% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,600,000	1,600,000
Baltimore Proj. Rev.:
Bonds Series Floaters G 42, 3.62%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)(i)	2,300,000	2,300,000
Participating VRDN Series 2022 XF 30 14, 3.45% 3/7/23 (Liquidity Facility Citibank NA) (b)(g)(h)	2,695,000	2,695,000
Integrace Obligated Group Participating VRDN Series 2022 024, 3.62% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,700,000	3,700,000
Washington Suburban San. District Series 2015 A2, 3.32% 3/1/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	120,000	120,000
TOTAL MARYLAND		18,419,306
Massachusetts - 0.4%
Boston Wtr. & Swr. Commission Rev. Series 2022 A, 2.7% 3/6/23, LOC TD Banknorth, NA, CP	4,300,000	4,299,269
Massachusetts Bay Trans. Auth. Series 2022, 2.6% 3/2/23, CP	12,000,000	11,999,296
TOTAL MASSACHUSETTS		16,298,565
Michigan - 0.4%
Great Lakes Wtr. Auth. Sew Disp. Sys. Participating VRDN Series 2022 YX 12 35, 3.52% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,235,000	4,235,000
Michigan Bldg. Auth. Rev.:
Participating VRDN Series 2021 XF 11 15, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	345,000	345,000
Series 2020 III, 3.48% 4/1/24, VRDN (b)	3,000,000	3,000,000
Michigan Fin. Auth. Rev. RAN Series 2022 A:
5% 7/20/23	400,000	402,546
5% 8/21/23, LOC JPMorgan Chase Bank	3,790,000	3,819,070
St Joseph Hosp. Fa Hsp Rev. Series 2002, 3.43% 3/7/23 (Assured Guaranty Muni. Corp. Insured), VRDN (b)	7,020,000	7,020,000
TOTAL MICHIGAN		18,821,616
Minnesota - 0.1%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 2.65% 3/1/23, LOC Wells Fargo Bank NA, VRDN (b)	2,670,000	2,670,000
Univ. of Minnesota Gen. Oblig. Series 2023, 3.5% 3/13/23, CP	1,117,000	1,117,000
TOTAL MINNESOTA		3,787,000
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Rev. (Mississippi Pwr. Co. Proj.) Series 1999, 3% 3/1/23, VRDN (b)(e)	9,400,000	9,400,000
Missouri - 0.1%
Kansas City Indl. Dev. Auth. Participating VRDN Series XL 03 3, 3.72% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	4,900,000	4,900,000
Kansas City Planned Indl. Expansion Participating VRDN Series Floater MIZ 90 86, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,055,000	1,055,000
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	200,000	200,000
TOTAL MISSOURI		6,155,000
Montana - 0.0%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	900,000	900,000
New Jersey - 0.3%
Hudson County Impt. Auth. Rev. BAN Series 2022 B1, 3% 8/4/23	6,276,000	6,269,947
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XM 10 47, 3.62% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,100,000	4,100,000
Newark Gen. Oblig. BAN Series 2022 D, 4% 9/29/23	3,000,000	3,001,046
TOTAL NEW JERSEY		13,370,993
New Mexico - 0.1%
New Mexico St Hosp. Equip. Ln. Co. Participating VRDN Series 2022 034, 3.62% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,100,000	2,100,000
New York - 3.3%
Hempstead Indl. Dev. Auth. Participating VRDN Series DBE 80 63, 3.82% 3/7/23, LOC Deutsche Bank AG, (Liquidity Facility Deutsche Bank AG) (b)(e)(g)(h)	8,341,186	8,341,186
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XG 04 41, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,265,000	2,265,000
New York City Gen. Oblig.:
Series 2006, 4.2% 3/3/23 (Assured Guaranty Muni. Corp. Insured), VRDN (b)	5,100,000	5,100,000
Series 2012 2, 3.7% 3/8/23, VRDN (b)	22,100,000	22,100,000
New York City Transitional Fin. Auth. Rev. Series 2022, 2.47% 3/1/23 (Liquidity Facility Bny Mellon Cap. (NON GOV REPO)), VRDN (b)	5,000,000	5,000,000
New York Liberty Dev. Corp. Participating VRDN Series XM 08 44, 3.72% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,700,000	2,700,000
New York Pwr. Auth.:
Participating VRDN Series XL 04 16, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,500,000	2,500,000
Series 2022 2, 3.25% 6/7/23, CP	8,573,000	8,564,423
Series 2023, 3.15% 8/2/23, CP	4,000,000	3,994,713
New York Trans. Dev. Corp. Participating VRDN Series 2022 E 154, 3.52% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(g)(h)	10,000,000	10,000,000
Oyster Bay Gen. Oblig. BAN Series 2022, 3% 3/9/23	8,000,000	7,999,537
RIB Floater Trust Various States Participating VRDN Series Floater 2022 007, 3.82% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(g)(h)	23,500,000	23,500,000
Rochester Gen. Oblig. BAN Series 2022 III, 4% 8/2/23	15,000,000	15,028,427
Rockland County Indl. Dev. Agcy. Participating VRDN Series XF 11 32, 3.72% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,600,000	2,600,000
South Huntington Union Free School District TAN Series 2022, 4% 6/28/23	5,000,000	5,004,368
South Jefferson Central School District BAN Series 2023, 4% 2/9/24	1,970,000	1,971,867
Triborough Brdg & Tunl Auth. Participating VRDN Series XF 13 59, 3.46% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	7,800,000	7,800,000
Triborough Bridge & Tunnel Auth. Participating VRDN Series 2021 XF 11 25, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	4,509,500	4,509,500
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series 2022 ZL 03 40, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,250,000	1,250,000
TOTAL NEW YORK		140,229,021
Ohio - 0.9%
Allen County Hosp. Facilities Rev. Series 2012 B, 3.82% 3/7/23 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)	3,100,000	3,100,000
American Muni. Pwr. BAN (City of Wapakoneta Proj.) Series 2022, 3.5% 6/22/23	1,000,000	998,617
Coshocton County BAN Series 2022, 2.875% 7/7/23	1,665,000	1,659,221
Hamilton Gen. Oblig. BAN Series 2022, 4% 12/28/23	2,145,000	2,150,543
Lakewood Income Tax Rev. TAN Series 2022, 1.75% 3/16/23	3,000,000	2,997,975
Lorain County Gen. Oblig. BAN:
Series 2022 A, 2.5% 5/3/23	2,500,000	2,495,035
Series 2022 B, 4.5% 12/14/23	1,595,000	1,594,976
Newark Gen. Oblig. BAN Series 2022, 4% 9/26/23	2,890,000	2,893,754
Ohio Higher Edl. Facility Commission Rev. Series 2023, 2.6% tender 3/23/23, CP mode	9,000,000	8,995,983
Ohio Hosp. Rev.:
Series 2013 B, 3.95% 3/7/23, VRDN (b)	3,795,000	3,795,000
Series 2021 B, 3.65% 3/1/23, VRDN (b)	3,000,000	3,000,000
Sandusky Gen. Oblig. BAN Series 2022, 5% 9/7/23	2,400,000	2,407,622
TOTAL OHIO		36,088,726
Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 4.02% 3/6/26, VRDN (b)	17,855,000	17,855,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,300,000	1,300,000
TOTAL OKLAHOMA		19,155,000
Oregon - 0.1%
Oregon St Dept. Trans. Rev.:
Series 2022, 2.36% 3/1/23, LOC Wells Fargo Bank NA, CP	2,857,000	2,856,920
Series 2023 A2, 2.8% 3/21/23, LOC Bank of Montreal, CP	1,000,000	999,764
TOTAL OREGON		3,856,684
Pennsylvania - 0.9%
Central Bradford Progress Auth. Rev. Series 2021 D, 4.04% 3/7/23, VRDN (b)	6,455,000	6,455,000
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 3.98% 3/6/26, VRDN (b)	13,000,000	13,000,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Series 2009 B, 4.7% 3/7/23, LOC MUFG Bank Ltd., VRDN (b)	5,000,000	5,000,000
Philadelphia Arpt. Rev. Series 2023 B1, 3.5% 5/16/23, LOC TD Banknorth, NA, CP (e)	5,000,000	5,001,528
Philadelphia Auth. for Indl. Dev.:
Participating VRDN Series MIZ 90 51, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	481,429	481,429
Series 2017 B, 3.98% 3/6/26, VRDN (b)	7,465,000	7,465,000
TOTAL PENNSYLVANIA		37,402,957
South Carolina - 0.4%
County Square Redev. Corp. BAN Series 2023, 5% 2/9/24	6,000,000	6,079,281
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 4.01% 3/6/26, VRDN (b)	8,000,000	8,000,000
South Carolina Pub. Svc. Auth. Rev. Series 2022 B, 2.65% 3/6/23, LOC Barclays Bank PLC, CP	1,613,000	1,612,743
TOTAL SOUTH CAROLINA		15,692,024
Tennessee - 0.9%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 3.75% 3/7/23, VRDN (b)	14,475,000	14,475,000
Greeneville Health & Edl. Facilities Board Series 2018 B, 3.48% 3/7/23, LOC U.S. Bank NA, Cincinnati, VRDN (b)	800,000	800,000
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2023 A, 3.45% 5/17/23, LOC TD Banknorth, NA, CP	7,600,000	7,602,359
Tennessee Gen. Oblig.:
Series 2023 A, 3.65% 8/9/23 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	12,500,000	12,507,946
Series 2023, 3.45% 8/1/23 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	1,125,000	1,123,098
TOTAL TENNESSEE		36,508,403
Texas - 4.2%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN:
Series XF 11 02, 3.72% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,300,000	3,300,000
Series XF 11 19, 3.68% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,200,000	3,200,000
Austin Arpt. Sys. Rev. Participating VRDN Series XG 04 27, 3.67% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(g)(h)	3,300,000	3,300,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Participating VRDN Series XF 11 31, 3.72% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	4,600,000	4,600,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,900,000	1,900,000
Garland Series 2023, 2.92% 3/1/23, LOC Barclays Bank PLC, CP	4,600,000	4,599,973
Garland Commercial Paper Series 2022, 2.6% 3/1/23, CP	11,800,000	11,799,670
Grand Parkway Trans. Corp. Participating VRDN Series XF 02 28, 3.57% 3/7/23 (b)(g)(h)	5,000,000	5,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2022 B1, 3.25% tender 3/1/23, CP mode	5,750,000	5,749,915
Series 2023 B2, 3% tender 5/2/23, CP mode	3,000,000	2,995,070
Series 2023, 3.2% tender 4/4/23, CP mode	3,400,000	3,399,951
Harris County Gen. Oblig. Series 2023 D2:
3% 4/3/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,870,000	2,868,898
3.15% 4/3/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,700,000	2,699,585
3.3% 5/3/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000,000	4,000,336
Houston Arpt. Sys. Rev. Series 2023, 2.9% 4/3/23, LOC Sumitomo Mitsui Banking Corp., CP (e)	4,500,000	4,496,418
Houston Gen. Oblig. Series 2023 G2, 2.7% 3/16/23, LOC Barclays Bank PLC, CP	3,300,000	3,298,974
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2022, 2.55% 3/2/23, CP	1,515,000	1,514,915
Houston Higher Ed. Fing. Corp. Series 2023:
3% 5/2/23, CP	2,105,000	2,101,541
3.1% 6/1/23, CP	1,240,000	1,237,314
3.1% 7/6/23, CP	1,125,000	1,121,853
Love Field Arpt. Modernization Rev. Series 2023, 3.4% 5/3/23, LOC JPMorgan Chase Bank, CP (e)	500,000	499,514
Lower Colorado River Auth. Rev.:
Series 2022, 3.55% 3/2/23, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,983,000	2,982,940
Series 2023, 2.93% 3/2/23, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	515,000	514,994
Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 3.72% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	11,100,000	11,100,000
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 3.72% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,310,000	1,310,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 3.15% 3/1/23, VRDN (b)	7,600,000	7,600,000
Series 2004, 4.33% 3/7/23, VRDN (b)(e)	25,215,000	25,215,000
Series 2010 C, 3.16% 3/1/23, VRDN (b)	2,900,000	2,900,000
Series 2010 D:
4.25% 3/7/23, VRDN (b)	6,400,000	6,400,000
4.27% 3/7/23, VRDN (b)	1,200,000	1,200,000
Reg Bridge Propco I Llc Participating VRDN Series DBE 80 90, 3.82% 5/1/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	11,500,000	11,500,000
San Antonio Elec. & Gas Sys. Rev.:
Series 2022, 3.25% 7/13/23 (Liquidity Facility Bank of America NA), CP	9,000,000	8,984,109
Series 2023 A2, 3.2% 8/10/23 (Liquidity Facility Bank of America NA), CP	5,000,000	4,990,884
San Antonio Wtr. Sys. Rev. Participating VRDN Series XF 14 47, 3.45% 3/7/23 (Liquidity Facility Bank of America NA) (b)(g)(h)	2,000,000	2,000,000
Tender Option Bond Trust Receipts Participating VRDN Series 2021 XF 11 09, 3.72% 3/7/23 (Liquidity Facility Deutsche Bank AG) (b)(g)(h)	2,000,000	2,000,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Participating VRDN Series XG 03 89, 3.72% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	4,000,000	4,000,000
Univ. of Texas Board of Regents Sys. Rev.:
Series 2023 A, 3.1% 4/10/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,800,000	3,798,238
Series 2023, 3.2% 8/1/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,000,000	8,973,540
TOTAL TEXAS		179,153,632
Utah - 0.3%
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 3.72% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	12,800,000	12,800,000
Virginia - 0.4%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 3.67% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,300,000	2,300,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 2.57% 3/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	13,300,000	13,300,000
Waters At James Crossing, LP Participating VRDN Series XG 03 90, 3.72% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,100,000	2,100,000
TOTAL VIRGINIA		17,700,000
Washington - 0.1%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 3.67% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(g)(h)	4,900,000	4,900,000
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 3.99% 3/6/26, VRDN (b)	3,455,000	3,455,000
Wisconsin - 1.2%
Eau Claire Area School District BAN Series 2022, 4% 6/21/23	6,500,000	6,502,538
Onalaska Wis School District BAN Series 2023, 4% 7/26/23	3,500,000	3,503,936
PMA Levy & Aid Anticipation Nts Prog. TRAN:
Series 2022 A:
4% 6/23/23	1,500,000	1,501,402
4% 9/27/23	3,000,000	3,003,911
Series 2022 B, 4% 9/27/23	3,500,000	3,504,563
Racine Unified School District BAN Series 2023, 4% 8/9/23	11,700,000	11,716,421
School District of Fort Atkinson Jefferson and Rock Counties RAN Series 2022, 4% 6/22/23	3,000,000	3,001,233
Waushara County Wis BAN Series 2023 A, 4.75% 12/1/23 (d)	6,100,000	6,128,756
Wisconsin Health & Edl. Facilities Series 2020 C, 4.42% 3/6/26, VRDN (b)	9,750,000	9,750,000
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2022 A, 4.42% 3/7/23, VRDN (b)	2,000,000	2,000,000
TOTAL WISCONSIN		50,612,760
TOTAL MUNICIPAL NOTES (Cost $1,010,897,259)		1,010,245,241

Municipal Bond Funds - 0.2%
	Shares	Value ($)
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares 3.87% (b)(f)(j) (Cost $6,800,000)	6,800,000	6,800,000

Short-Term Funds - 12.1%
	Shares	Value ($)
Federated Hermes Municipal Ultrashort Fund Institutional Shares	6,080,576	60,136,894
JPMorgan Ultra-Short Municipal Fund Class A	20,915,694	207,065,375
Vanguard Short-Term Tax-Exempt Fund Admiral Shares	15,747,851	244,879,074
TOTAL SHORT-TERM FUNDS (Cost $522,440,427)		512,081,343

Money Market Funds - 11.9%
	Principal Amount (a)	Value ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 4.50% (k)(l)	225,258,359	225,258,359
Fidelity Municipal Cash Central Fund 3.19% (m)(n)	1,713,657	1,714,000
Fidelity SAI Municipal Money Market Fund 3.37% (k)(l)	271,088,056	271,169,382
State Street Institutional U.S. Government Money Market Fund Premier Class 4.43% (k)	5,296,592	5,296,592
TOTAL MONEY MARKET FUNDS (Cost $503,385,166)		503,438,333

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $4,275,772,018)	4,222,041,250
NET OTHER ASSETS (LIABILITIES) - 0.2%	10,259,478
NET ASSETS - 100.0%	4,232,300,728

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,223,324 or 2.3% of net assets.

(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $50,880,822 or 1.2% of net assets.

(j)	Non-income producing
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	Affiliated Fund
(m)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Baltimore Proj. Rev. Bonds Series Floaters G 42, 3.62%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada)	1/03/23	2,300,000

Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	4/14/21	99,393

Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	1,900,000

Kansas City Planned Indl. Expansion Participating VRDN Series Floater MIZ 90 86, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	1,055,000

Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/29/20	200,000

Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/17/20	585,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	1,035,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	9/02/21	400,000

Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	3/02/21 - 8/17/22	900,000

Philadelphia Auth. for Indl. Dev. Participating VRDN Series MIZ 90 51, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	11/12/20	481,429

Reg Bridge Propco I Llc Participating VRDN Series DBE 80 90, 3.82% 5/1/23 (Liquidity Facility Deutsche Bank AG New York Branch)	9/27/22	11,500,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 63, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	2/18/21	16,325,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 3.72% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/19/22 - 1/30/23	12,800,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 3.67% 4/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	1,300,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.19%	92,097,000	212,543,000	302,926,000	444,307	174	(174)	1,714,000	0.1%
Total	92,097,000	212,543,000	302,926,000	444,307	174	(174)	1,714,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 4.50%	167,772,403	687,096,703	629,610,709	4,828,279	(38)	-	225,258,359
Fidelity SAI Municipal Money Market Fund 3.37%	461,165,608	56,265,467	246,304,727	4,370,245	(27,353)	70,387	271,169,382
	628,938,011	743,362,170	875,915,436	9,198,524	(27,391)	70,387	496,427,741

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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